                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4323

                             CDC Nvest Funds Trust I
               (Exact name of registrant as specified in charter)

   399 Boylston Street, Boston, Massachusetts                         02116
    (Address of principal executive offices)                       (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM I SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
           CGM ADVISOR TARGETED EQUITY FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                             Value (e)
--------------------------------------------------------------------------------
Common Stocks -- 99.4% of Total Net Assets
              Apparel -- 4.6%
    430,000   Nike, Inc.-Class B                                   $ 33,884,000
                                                                   ------------
              Computers -- 3.7%
    357,000   Research In Motion, Ltd.                        (a)    27,253,380
                                                                   ------------
              Cosmetics & Personal Care -- 4.6%
    624,000   Procter & Gamble Co.                                   33,770,880
                                                                   ------------
              Electronic Components -- 2.8%
    190,000   Harman International Industries, Inc.                  20,472,500
                                                                   ------------
              Heavy Capital Goods -- 5.3%
    560,000   Paccar, Inc.                                           38,707,200
                                                                   ------------
              Home Builders -- 12.4%
  1,268,300   DR Horton, Inc.                                 (b)    41,993,413
    331,800   Lennar Corp.-Class A                            (b)    15,793,680
    532,600   Pulte Homes, Inc.                                      32,685,662
                                                                   ------------
                                                                     90,472,755
                                                                   ------------
              Hotels & Restaurants -- 5.1%
    915,000   Yum! Brands, Inc.                                      37,203,900
                                                                   ------------
              Internet -- 2.4%
    190,000   eBay, Inc.                                      (a)    17,468,600
                                                                   ------------
              Mining -- 5.0%
  1,615,000   Companhia Vale do Rio Doce, ADR                 (b)    36,289,050
                                                                   ------------
              Miscellaneous - Manufacturing -- 4.6%
    426,000   3M Co.                                                 34,067,220
                                                                   ------------
              Oil & Gas -- 26.5%
    610,000   BP PLC, Sponsored ADR                                  35,093,300
    700,000   ChevronTexaco Corp.                                    37,548,000
    495,000   ConocoPhillips                                         41,010,750
    420,000   Devon Energy Corp.                                     29,824,200
    235,000   Exxon Mobil Corp.                                      11,357,550
    384,000   Total SA, Sponsored ADR                         (b)    39,233,280
                                                                   ------------
                                                                    194,067,080
                                                                   ------------
              Oil & Gas Services -- 8.5%
    880,000   Baker Hughes, Inc.                              (b)    38,473,600
    695,000   Halliburton Co.                                        23,414,550
                                                                   ------------
                                                                     61,888,150
                                                                   ------------
              Retail -- 6.2%
    260,000   Best Buy Co., Inc.                              (b)    14,102,400
    890,000   JC Penney Co., Inc.                             (b)    31,399,200
                                                                   ------------
                                                                     45,501,600
                                                                   ------------
              Telecommunications -- 7.7%
    388,300   Mobile Telesystems, Sponsored ADR                      56,299,617

                                                                   ------------
              Total Common Stocks (Identified Cost
              $616,411,067)                                         727,345,932
                                                                   ------------

 Principal
   Amount     Description                                             Value (e)
--------------------------------------------------------------------------------
Short Term Investments -- 12.8%
$ 1,631,790
              Repurchase Agreement with Investors Bank &
              Trust Co. dated 9/30/2004 at 1.27% to be
              repurchased at $1,631,848 on 10/01/2004,
              collateralized by $1,659,660 Federal National
              Mortgage Association Bond, 4.722%, due
              5/01/2028 valued at $1,713,491                       $  1,631,790
 11,790,010   Bank of America, 1.875%, due 10/19/2004         (c)    11,790,010
  1,902,784   Bank of Montreal, 1.76%, due 10/25/2004         (c)     1,902,784
  2,829,602   Bank of Nova Scotia, 1.75%, due 10/21/2004      (c)     2,829,602
  5,895,005   Bank of Nova Scotia, 1.76%, due 11/12/2004      (c)     5,895,005
  6,720,305   BGI Institutional Money Market Fund             (c)     6,720,305
  5,895,005   BNP Paribas, 1.80%, due 11/23/2004              (c)     5,895,005
  3,537,003   Falcon Asset Securitization Corp, 1.612%, due
              10/01/2004                                      (c)     3,537,003
  1,179,001   Fortis Bank, 1.69%, due 10/14/2004              (c)     1,179,001
  3,520,772   Greyhawk Funding, 1.772%, due 10/19/2004        (c)     3,520,772
  3,824,151   Merrill Lynch Premier Institutional Fund        (c)     3,824,151
  9,432,008   Merrimac Cash Fund-Premium Class                (c)     9,432,008
  9,432,008   Royal Bank of Canada, 1.78%, due 11/10/2004     (c)     9,432,008
  3,537,004   Royal Bank of Scotland, 1.60%, due 10/15/2004   (c)     3,537,004
  3,537,004   Royal Bank of Scotland, 1.65%, due 10/29/2004   (c)     3,537,004
    353,700   Royal Bank of Scotland, 1.67%, due 11/02/2004   (c)       353,700
  7,899,307   Royal Bank of Scotland, 1.88%, due 12/23/2004   (c)     7,899,307
  1,162,023   Sheffield Receivables Corp, 1.622%, due
              10/04/2004                                      (c)     1,162,023
  3,537,003   Sheffield Receivables Corp, 1.773%, due
              10/20/2004                                      (c)     3,537,003
  2,358,002   Toronto Dominion Bank, 1.70%, due 11/08/2004    (c)     2,358,002
  3,537,003   Wells Fargo, 1.60%, due 10/04/2004              (c)     3,537,003
              Total Short Term Investments (Identified Cost        ------------
                 $93,510,490)                                        93,510,490
                                                                   ------------
              Total Investments -- 112.2%
              (Identified Cost $709,921,557)(d)                     820,856,422
              Other assets less liabilities                         (89,509,435)
                                                                   ------------
              Total Net Assets -- 100%                             $731,346,987
                                                                   ============
(a)           Non-income producing security.
(b)           All or a portion of this security was on loan
              to brokers at September 30, 2004.
(c)           Represents investments of securities lending
              collateral.
(d)           Federal Tax Information:
              At September 30, 2004, the net unrealized
              depreciation on investments based on cost of
              $710,130,794 for federal income tax purposes
              was as follows:
              Aggregate gross unrealized appreciation for
              all investments in which there is an excess
              of value over tax cost                               $114,292,583
              Aggregate gross unrealized depreciation for
              all investments in which there is an excess
              of tax cost over value                                 (3,566,955)
                                                                   ------------
              Net unrealized depreciation                          $110,725,628
                                                                   ============
(e)           Security Valuation. Equity securities for
              which market quotations are readily
              available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.
              Securities traded on the NASDAQ National
              Market are valued at the NASDAQ Official
              Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available
              (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transaction for comparable securities an various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S.

--------------------------------------------------------------------------------
             WESTPEAK CAPITAL GROWTH FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                             Value (e)
--------------------------------------------------------------------------------
Common Stocks -- 98.4% of Total Net Assets
              Aerospace & Defense -- 2.0%
     27,200   Boeing Co. (The)                                     $  1,404,064
                                                                   ------------
              Banks -- 2.8%
     49,600   US Bancorp                                              1,433,440
      8,800   Wells Fargo & Co.                                         524,744
                                                                   ------------
                                                                      1,958,184
                                                                   ------------
              Beverages -- 4.3%
     17,600   Anheuser-Busch Cos., Inc.                                 879,120
     11,900   Coca-Cola Co. (The)                                       476,595
     31,100   Pepsi Bottling Group, Inc.                                844,365
     15,600   PepsiCo, Inc.                                             758,940
                                                                   ------------
                                                                      2,959,020
                                                                   ------------
              Biotechnology -- 2.4%
     17,800   Amgen, Inc.                                (a)          1,008,904
     11,200   Invitrogen Corp.                           (a) (b)        615,888
                                                                   ------------
                                                                      1,624,792
                                                                   ------------
              Chemicals -- 2.2%
     24,900   Sherwin-Williams Co. (The)                              1,094,604
      7,800   Sigma-Aldrich Corp.                                       452,400
                                                                   ------------
                                                                      1,547,004
                                                                   ------------
              Commercial Services -- 3.4%
     38,100   Cendant Corp.                                             822,960
     23,700   Equifax, Inc.                                             624,732
     29,700   MPS Group, Inc.                            (a)            249,777
     24,900   Rent-A-Center, Inc.                        (a)            643,914
                                                                   ------------
                                                                      2,341,383
                                                                   ------------
              Computers -- 3.8%
     30,900   International Business Machines Corp.                   2,649,366
                                                                   ------------
              Cosmetics & Personal Care -- 4.4%
     42,400   Gillette Co. (The)                                      1,769,776
     14,500   Kimberly-Clark Corp.                                      936,555
      5,700   Procter & Gamble Co.                                      308,484
                                                                   ------------
                                                                      3,014,815
                                                                   ------------
              Distribution & Wholesale -- 0.6%
     25,900   Ingram Micro, Inc.-Class A                 (a)            416,990
                                                                   ------------
              Diversified Financial Services -- 5.8%
     25,200   American Express Co.                                    1,296,792
      5,200   Capital One Financial Corp.                               384,280
    108,400   Charles Schwab Corp. (The)                                996,196
     12,700   Fannie Mae                                                805,180
      4,600   Freddie Mac                                               300,104
      9,800   MBNA Corp.                                                246,960
                                                                   ------------
                                                                      4,029,512
                                                                   ------------
              Electrical Components & Equipment --
              2.0%
     30,100   Energizer Holdings, Inc.                   (a) (b)      1,387,610
                                                                   ------------
              Electronics -- 1.4%

     38,800   Applera Corp.-Applied Biosystems Group                    732,156
     15,900   Vishay Intertechnology, Inc.               (a)            205,110
                                                                   ------------
                                                                        937,266
                                                                   ------------
              Health Care-Products -- 9.8%
     31,200   Becton Dickinson & Co.                     (b)          1,613,040
     22,900   Dade Behring Holdings, Inc.                (a) (b)      1,275,942
     57,000   Johnson & Johnson                                       3,210,810
      7,000   St. Jude Medical, Inc.                     (a)            526,890
      3,100   Techne Corp.                               (a)            118,358
                                                                   ------------
                                                                      6,745,040
                                                                   ------------
              Health Care-Services -- 3.3%
     15,700   Laboratory Corp. of America Holdings       (a)            686,404
     21,400   UnitedHealth Group, Inc.                                1,578,036
                                                                   ------------
                                                                      2,264,440
                                                                   ------------
              Insurance -- 1.2%
      8,700   Aflac, Inc.                                               341,127
      1,400   American International Group, Inc.                         95,186
      9,100   W.R. Berkley Corp.                                        383,656
                                                                   ------------
                                                                        819,969
                                                                   ------------
              Internet -- 3.2%
     24,400   Infospace, Inc.                            (a) (b)      1,156,316
     15,500   Travelzoo, Inc.                            (a) (b)        806,000
      6,600   Yahoo!, Inc.                               (a)            223,806
                                                                   ------------
                                                                      2,186,122
                                                                   ------------
              Lodging -- 0.8%
     10,700   Harrah's Entertainment, Inc.               (b)            566,886
                                                                   ------------
              Media -- 2.8%
     13,400   McGraw-Hill Cos. (The), Inc.                            1,067,846
     26,300   Viacom, Inc.-Class B                                      882,628
                                                                   ------------
                                                                      1,950,474
                                                                   ------------
              Mining -- 0.3%
      4,500   Newmont Mining Corp.                       (b)            204,885
                                                                   ------------
              Miscellaneous - Manufacturing -- 2.1%
     15,300   Illinois Tool Works, Inc.                               1,425,501
                                                                   ------------
              Office & Business Equipment -- 0.7%
     10,400   Pitney Bowes, Inc.                                        458,640
                                                                   ------------
              Oil & Gas Services -- 1.6%
     14,700   Baker Hughes, Inc.                                        642,684
     24,000   Oil States International, Inc.             (a)            448,800
                                                                   ------------
                                                                      1,091,484
                                                                   ------------
              Pharmaceuticals -- 7.7%
     30,300   Merck & Co., Inc.                                         999,900
    141,850   Pfizer, Inc.                                            4,340,610
                                                                   ------------
                                                                      5,340,510
                                                                   ------------
              REITS -- 0.2%
      5,400   General Growth Properties, Inc.                           167,400
                                                                   ------------
              Retail -- 6.9%
     43,000   Gap (The), Inc.                            (b)            804,100
     63,650   Home Depot, Inc.                                        2,495,080
     48,500   Ltd. Brands                                             1,081,065
      7,200   Wal-Mart Stores, Inc.                                     383,040
                                                                   ------------
                                                                      4,763,285
                                                                   ------------
              Semiconductors -- 5.3%
     24,300   Altera Corp.                               (a) (b)        475,551
    148,700   Intel Corp.                                             2,982,922

      9,200   Texas Instruments, Inc.                                   195,776
                                                                   ------------
                                                                      3,654,249
                                                                   ------------
              Software -- 8.5%
     32,500   Automatic Data Processing, Inc.                         1,342,900
      9,700   IMS Health, Inc.                                          232,024
      3,000   Intuit, Inc.                               (a)            136,200
    143,900   Microsoft Corp.                                         3,978,835
     18,900   Oracle Corp.                               (a)            213,192
                                                                   ------------
                                                                      5,903,151
                                                                   ------------
              Telecommunications -- 6.9%
    160,300   Cisco Systems, Inc.                        (a)          2,901,430
      9,300   Nextel Communications, Inc.-Class A        (a)            221,712
     22,800   NII Holdings, Inc.-Class B                 (a) (b)        939,588
     18,200   Qualcomm, Inc.                                            710,528
                                                                   ------------
                                                                      4,773,258
                                                                   ------------
              Transportation -- 2.0%
     15,900   FedEx Corp.                                             1,362,471
                                                                   ------------
              Total Common Stocks (Identified Cost
              $73,621,787)                                           67,947,771
                                                                   ------------

 Principal
   Amount     Description                                            Value (e)
--------------------------------------------------------------------------------
Short Term Investments -- 13.7%
$ 1,309,838   Repurchase Agreement with Investors Bank &
              Trust Co. dated 9/30/2004 at 1.27% to be
              repurchased at $1,309,884 on 10/01/2004,
              collateralized by $1,343,515 Federal
              National Mortgage Association Bond, 2.99%,
              due 10/25/2022 valued at $1,377,089                  $  1,309,838
  1,047,627   Bank of America, 1.875%, due 10/19/2004        (c)      1,047,627
    169,076   Bank of Montreal, 1.76%, due 10/25/2004        (c)        169,076
    251,430   Bank of Nova Scotia, 1.75%, due 10/21/2004     (c)        251,430
    523,814   Bank of Nova Scotia, 1.76%, due 11/12/2004     (c)        523,814
    597,147   BGI Institutional Money Market Fund            (c)        597,147
    523,814   BNP Paribas, 1.80%, due 11/23/2004             (c)        523,814
    314,288   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                                 (c)        314,288
    104,763   Fortis Bank, 1.69%, due 10/14/2004             (c)        104,763
    312,846   Greyhawk Funding, 1.772%, due 10/19/2004       (c)        312,846
    339,803   Merrill Lynch Premier Institutional Fund       (c)        339,803
    838,102   Merrimac Cash Fund-Premium Class               (c)        838,102
    838,102   Royal Bank of Canada, 1.78%, due 11/10/2004    (c)        838,102
    314,288   Royal Bank of Scotland, 1.60%, due
              10/15/2004                                     (c)        314,288
    314,288   Royal Bank of Scotland, 1.65%, due
              10/29/2004                                     (c)        314,288
     31,429   Royal Bank of Scotland, 1.67%, due
              11/02/2004                                     (c)         31,429
    701,910   Royal Bank of Scotland, 1.88%, due
              12/23/2004                                     (c)        701,910
    103,254   Sheffield Receivables Corp, 1.622%, due
              10/04/2004                                     (c)        103,254
    314,288   Sheffield Receivables Corp, 1.773%, due
              10/20/2004                                     (c)        314,288
    209,525   Toronto Dominion Bank, 1.70%, due 11/08/2004   (c)        209,525
    314,288   Wells Fargo, 1.60%, due 10/04/2004             (c)        314,288
                                                                   ------------
              Total Short Term Investments (Identified Cost
              $9,473,920)                                             9,473,920
                                                                   ------------
              Total Investments -- 112.1%
              (Identified Cost $83,095,707) (d)                      77,421,691
              Other assets less liabilities                          (8,334,793)
                                                                   ------------
              Total Net Assets -- 100%                             $ 69,086,898
                                                                   ============
(a)           Non-income producing security.
(b)           All or a portion of this security was on loan
              to brokers at September 30, 2004.
(c)           Represents investments of securities lending
              collateral.

(d)           Federal Tax Information:

              At September 30, 2004, the net unrealized
              depreciation on investments based on cost of
              $83,514,561 for federal income tax purposes
              was as follows:
              Aggregate gross unrealized appreciation for
              all investments in which there is an excess
              of value over tax cost                               $  3,798,150
              Aggregate gross unrealized depreciation for
              all investments in which there is an excess
              of tax cost over value                                 (9,891,020)
                                                                   ------------
              Net unrealized depreciation                          $ (6,092,870)
                                                                   ============
(e) Security Valuation. Equity securities for which market quotations are readily valued at market price on the basis of
              valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.
              Securities traded on the NASDAQ National
              Market are valued at the NASDAQ Official
              Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available
              (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

REITS         Real Estate Investment Trusts

--------------------------------------------------------------------------------
                  STAR ADVISERS FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                            Value (e)
--------------------------------------------------------------------------------
Common Stocks -- 97.9% of Total Net Assets
              Advertising -- 1.2%
     86,900   Lamar Advertising Co.                       (a)      $  3,615,909
     90,975   RH Donnelley Corp.                          (a) (b)     4,490,526
                                                                   ------------
                                                                      8,106,435
                                                                   ------------
              Aerospace & Defense -- 0.8%
    142,500   Raytheon Co.                                            5,412,150
                                                                   ------------
              Apparel -- 0.9%
     88,975   Coach, Inc.                                 (a)         3,774,319
     25,900   Nike, Inc.-Class B                                      2,040,920
                                                                   ------------
                                                                      5,815,239
                                                                   ------------
              Auto Manufacturers -- 0.4%
     34,700   Paccar, Inc.                                            2,398,464
                                                                   ------------
              Banks -- 2.1%
     78,475   Dearborn Bancorp, Inc.                      (a)         2,048,197
     39,125   East-West Bancorp, Inc.                                 1,314,209
    146,625   South Financial Group (The), Inc.           (b)         4,134,825
     84,500   TCF Financial Corp.                         (b)         2,559,505
    135,900   US Bancorp                                              3,927,510
                                                                   ------------
                                                                     13,984,246
                                                                   ------------
              Beverages -- 1.4%
     88,100   Anheuser-Busch Cos., Inc.                               4,400,595
    106,000   Diageo Plc, Sponsored ADR                   (b)         5,345,580
                                                                   ------------
                                                                      9,746,175
                                                                   ------------
              Biotechnology -- 1.7%
     34,600   Genzyme Corp.                               (a) (b)     1,882,586
    145,150   Gilead Sciences, Inc.                       (a) (b)     5,425,707
     17,825   ImClone Systems, Inc.                       (a)           942,051
     23,275   Martek Biosciences Corp.                    (a) (b)     1,132,096
     24,925   Onyx Pharmaceuticals, Inc.                  (a) (b)     1,072,024
     15,550   OSI Pharmaceuticals, Inc.                   (a)          955,703
                                                                   ------------
                                                                     11,410,167
                                                                   ------------
              Building Materials -- 1.4%
    531,975   Comfort Systems USA, Inc.                   (a)         3,511,035
    172,100   Masco Corp.                                             5,942,613
                                                                   ------------
                                                                      9,453,648
                                                                   ------------
              Chemicals -- 1.2%
     33,200   Air Products & Chemicals, Inc.                          1,805,416
    133,000   Airgas, Inc.                                            3,201,310
     60,325   Lyondell Chemical Co.                                   1,354,899
     44,500   Praxair, Inc.                                           1,901,930
                                                                   ------------
                                                                      8,263,555
                                                                   ------------
              Commercial Services -- 4.0%
    195,798   Adesa, Inc.                                 (a) (b)     3,216,961
    120,750   Aramark Corp.-Class B                                   2,914,905
     41,550   Corporate Executive Board Co.                           2,544,522
    111,775   Exponent, Inc.                              (a)         3,079,401
     19,800   Hewitt Associates, Inc.-Class A             (a)           523,908
     99,025   Iron Mountain, Inc.                         (a)         3,351,996
    172,125   MoneyGram International, Inc.                           2,939,895
     36,875   Moody's Corp.                                           2,701,094
     54,400   Paychex, Inc.                                           1,640,160
     48,000   Rent-A-Center, Inc.                         (a)         1,241,280
     48,875   Startek, Inc.                                           1,532,720
     72,243   Viad Corp.                                              1,714,326
                                                                   ------------
                                                                     27,401,168
                                                                   ------------

              Computers -- 2.9%
     93,525   Apple Computer, Inc.                        (a)         3,624,094
     57,025   Diebold, Inc.                                           2,663,067
    123,200   Hewlett-Packard Co.                                     2,310,000
     83,875   Network Appliance, Inc.                     (a)         1,929,125
     59,375   Research In Motion, Ltd.                    (a)         4,532,687
     60,100   Sandisk Corp.                               (a)         1,750,112
    106,500   Storage Technology Corp.                    (a) (b)     2,690,190
                                                                   ------------
                                                                     19,499,275
                                                                   ------------
              Distribution & Wholesale -- 0.4%
     51,025   Fastenal Co.                                (b)         2,939,040
                                                                   ------------
              Diversified Financial Services -- 3.4%
     41,500   American Express Co.                                    2,135,590
     36,325   Blackrock, Inc.-Class A                                 2,669,524
     17,500   Chicago Mercantile Exchange                 (b)         2,822,750
    100,700   Citigroup, Inc.                                         4,442,884
     80,500   Fannie Mae                                              5,103,700
     94,800   JPMorgan Chase & Co.                                    3,766,404
     37,875   T. Rowe Price Group, Inc.                               1,929,352
                                                                   ------------
                                                                     22,870,204
                                                                   ------------
              Electric -- 1.6%
     65,266   Allete, Inc.                                            2,121,145
    127,175   MDU Resources Group, Inc.                               3,348,518
    189,750   NRG Energy, Inc.                            (a)         5,111,865
                                                                   ------------
                                                                     10,581,528
                                                                   ------------
              Electrical Components & Equipment -- 0.9%
    100,900   Ametek, Inc.                                            3,059,288
     26,300   Emerson Electric Co.                                    1,627,707
     35,000   Energizer Holdings, Inc.                    (a)         1,613,500
                                                                   ------------
                                                                      6,300,495
                                                                   ------------
              Electronics -- 3.1%
     49,100   Agilent Technologies, Inc.                  (a)         1,059,087
    109,725   Amphenol Corp.-Class A                      (a)         3,759,178
     89,200   Fisher Scientific International             (a) (b)     5,203,036
     20,175   Flir Systems, Inc.                          (a)         1,180,237
    128,875   Lowrance Electronics, Inc.                              3,160,015
     25,925   Rogers Corp.                                (a)         1,101,553
     55,200   Tektronix, Inc.                                         1,835,400
    150,725   Thermo Electron Corp.                       (a)         4,072,589
                                                                   ------------
                                                                     21,371,095
                                                                   ------------
              Engineering & Construction -- 0.6%
    124,975   Washington Group International, Inc.        (a)         4,326,634
                                                                   ------------
              Entertainment -- 0.3%
    119,000   Regal Entertainment Group-Class A           (b)         2,272,900
                                                                   ------------
              Environmental Control -- 0.8%
    205,000   Waste Management, Inc.                                  5,604,700
                                                                   ------------
              Food -- 2.3%
     61,200   General Mills, Inc.                         (b)         2,747,880
     77,900   HJ Heinz Co.                                            2,805,958
     34,775   Hormel Foods Corp.                                        931,274
    122,800   Kraft Foods, Inc.-Class A                   (b)         3,895,216
     42,400   McCormick & Co., Inc.                                   1,456,016
     56,200   Nestle SA, Sponsored ADR                                3,223,688
     30,175   Supervalu, Inc.                                           831,321
                                                                   ------------
                                                                     15,891,353
                                                                   ------------
              Gas -- 1.2%
    195,700   Oneok, Inc.                                             5,092,114
     89,300   UGI Corp.                                               3,327,318
                                                                   ------------
                                                                      8,419,432
                                                                   ------------
              Health Care-Products -- 4.4%
     49,025   Advanced Medical Optics, Inc.               (a) (b)     1,939,919
     55,300   Alcon, Inc.                                 (b)         4,435,060
    121,000   Baxter International, Inc.                              3,891,360

     87,200   Boston Scientific Corp.                     (a)         3,464,456
     47,325   Dade Behring Holdings, Inc.                 (a)         2,636,854
     42,400   Guidant Corp.                                           2,800,096
     15,100   Hillenbrand Industries, Inc.                              763,003
     76,300   Johnson & Johnson                                       4,297,979
     79,300   Medtronic, Inc.                                         4,115,670
     38,900   Varian Medical Systems, Inc.                (a)         1,344,773
                                                                   ------------
                                                                     29,689,170
                                                                   ------------
              Health Care-Services -- 1.8%
    149,925   Covance, Inc.                               (a)         5,992,502
     66,500   Omnicare, Inc.                                          1,885,940
    126,175   Triad Hospitals, Inc.                       (a)         4,345,467
                                                                   ------------
                                                                     12,223,909
                                                                   ------------
              Home Builders -- 1.4%
     51,475   Pulte Homes, Inc.                                       3,159,021
     55,675   Standard-Pacific Corp.                                  3,138,400
     68,650   Toll Brothers, Inc.                         (a) (b)     3,180,555
                                                                   ------------
                                                                      9,477,976
                                                                   ------------
              Home Furnishings -- 0.6%
     36,475   Harman International Industries, Inc.                   3,930,181
                                                                   ------------
              Household Products -- 0.1%
     27,125   Church & Dwight Co., Inc.                                 761,128
                                                                   ------------
              Household Products & Wares -- 0.8%
     68,800   Fortune Brands, Inc.                                    5,097,392
                                                                   ------------
              Insurance -- 3.0%
     49,400   Aflac, Inc.                                             1,936,974
    192,600   Assurant, Inc.                                          5,007,600
     25,300   MGIC Investment Corp.                                   1,683,715
    146,025   Old Republic International Corp.                        3,655,006
    135,425   Platinum Underwriters Holdings, Ltd.                    3,965,244
    104,275   Protective Life Corp.                                   4,099,050
                                                                   ------------
                                                                     20,347,589
                                                                   ------------
              Internet -- 1.7%
     40,800   Ask Jeeves                                  (a) (b)     1,334,568
     65,500   Avocent Corp.                               (a)         1,704,965
     18,500   eBay, Inc.                                  (a)         1,700,890
     55,600   IAC/InterActiveCorp                         (a) (b)     1,224,312
     60,700   Monster Worldwide, Inc.                     (a)         1,495,648
    121,200   Yahoo!, Inc.                                (a)         4,109,892
                                                                   ------------
                                                                     11,570,275
                                                                   ------------
              Iron & Steel -- 1.0%
     33,325   Nucor Corp.                                             3,044,905
    134,475   Roanoke Electric Steel Corp.                            1,925,682
     53,525   Steel Dynamics, Inc.                        (b)         2,067,136
                                                                   ------------
                                                                      7,037,723
                                                                   ------------
              Leisure Time -- 0.5%
     54,800   Carnival Corp.                                          2,591,492
     19,000   Harley-Davidson, Inc.                       (b)         1,129,360
                                                                   ------------
                                                                      3,720,852
                                                                   ------------
              Lodging -- 1.9%
    502,200   La Quinta Corp.                             (a)         3,917,160
     31,000   Marriott International, Inc.-Class A                    1,610,760
     94,075   Starwood Hotels & Resorts Worldwide, Inc.               4,366,962
     60,050   Station Casinos, Inc.                                   2,944,852
                                                                   ------------
                                                                     12,839,734
                                                                   ------------
              Machinery - Diversified -- 1.9%
     26,900   Cummins, Inc.                               (b)         1,987,641
     63,700   Rockwell Automation, Inc.                               2,465,190
    239,925   Wabtec Corp.                                            4,484,198
     64,575   Zebra Technologies Corp.-Class A            (a) (b)     3,939,721
                                                                   ------------
                                                                     12,876,750
                                                                   ------------
              Media -- 5.7%
    208,900   Comcast Corp.-Class A                       (a)         5,832,488
    208,933   DIRECTV Group (The), Inc.                   (a)         3,675,131

     88,875   Journal Communications, Inc.-Class A                    1,558,868
    750,000   Liberty Media Corp.-Class A                 (a)         6,540,000
     96,450   Scholastic Corp.                            (a)         2,979,341
    392,400   Time Warner, Inc.                           (a)         6,333,336
    104,100   Viacom, Inc.-Class B                                    3,493,596
    152,900   Walt Disney Co.                                         3,447,895
     87,200   Westwood One, Inc.                          (a)         1,723,944
     94,500   XM Satellite Radio Holdings, Inc.-Class A   (a) (b)     2,931,390
                                                                  -------------
                                                                     38,515,989
                                                                  -------------
              Mining -- 0.9%
    119,075   Freeport-McMoRan Copper & Gold, Inc.
              -Class B                                    (b)         4,822,538
     16,600   Phelps Dodge Corp.                          (b)         1,527,698
                                                                  -------------
                                                                      6,350,236
                                                                  -------------
              Miscellaneous - Manufacturing -- 2.9%
     81,800   3M Co.                                                  6,541,546
     25,700   Eaton Corp.                                             1,629,637
    253,800   General Electric Co.                                    8,522,604
     79,100   Honeywell International, Inc.                           2,836,526
                                                                  -------------
                                                                     19,530,313
                                                                  -------------
              Office & Business Equipment -- 1.0%
     27,000   Canon, Inc.                                             1,269,550
    391,100   Xerox Corp.                                 (a) (b)     5,506,688
                                                                  -------------
                                                                      6,776,238
                                                                  -------------
              Office Furnishings -- 0.2%
    205,289   Interface, Inc.-Class A                     (a)         1,646,418
                                                                  -------------
              Oil & Gas -- 3.3%
     48,900   Apache Corp.                                            2,450,379
     84,200   Burlington Resources, Inc.                              3,435,360
     13,405   ConocoPhillips                                          1,110,604
     38,400   Devon Energy Corp.                                      2,726,784
     41,150   EOG Resources, Inc.                                     2,709,728
     57,475   Noble Corp.                                 (a)         2,583,501
     27,000   Occidental Petroleum Corp.                              1,510,110
     42,100   Pioneer Natural Resources Co.                           1,451,608
     42,000   Transocean, Inc.                            (a)         1,502,760
     55,050   Ultra Petroleum Corp.                       (a)         2,700,203
                                                                  -------------
                                                                     22,181,037
                                                                  -------------
              Oil & Gas Services -- 2.2%
     60,400   Baker Hughes, Inc.                          (b)         2,640,688
    166,325   FMC Technologies, Inc.                      (a)         5,555,255
     60,600   Schlumberger, Ltd.                                      4,078,986
     46,025   Smith International, Inc.                   (a) (b)     2,795,098
                                                                  -------------
                                                                     15,070,027
                                                                  -------------
              Packaging & Containers -- 0.6%
    172,450   Pactiv Corp.                                (a)         4,009,463
                                                                  -------------
              Pharmaceuticals -- 3.5%
    104,800   Abbott Laboratories                                     4,439,328
    127,300   Bristol-Myers Squibb Co.                                3,013,191
     83,000   Cardinal Health, Inc.                                   3,632,910
     57,000   Forest Laboratories, Inc.                   (a)         2,563,860
    158,025   Hospira, Inc.                               (a)         4,835,565
    113,300   Merck & Co., Inc.                                       3,738,900
     24,500   Pharmion Corp.                              (a) (b)     1,266,552
                                                                  -------------
                                                                     23,490,306
                                                                  -------------
              Pipelines -- 0.4%
     52,650   Questar Corp.                                           2,412,423
                                                                  -------------
              Real Estate -- 0.6%
    258,875   Trammell Crow Co.                           (a)         4,069,515
                                                                  -------------
              REITS -- 1.9%
     75,575   Developers Diversified Realty Corp.                     2,958,761
    103,950   iStar Financial, Inc.                                   4,285,859
    230,850   Luminent Mortgage Capital, Inc.             (b)         2,927,178
     14,075   New Century Financial Corp.                               847,597

     35,600   New Century Financial Corp.                             2,143,832
                                                                  -------------
                                                                     13,163,227
                                                                  -------------
              Retail -- 8.2%
     34,100   Best Buy Co., Inc.                                      1,849,584
    103,650   BJ's Wholesale Club, Inc.                  (a) (b)      2,833,791
    108,025   CBRL Group, Inc.                                        3,897,542
     56,500   Costco Wholesale Corp.                                  2,348,140
    264,400   Gap (The), Inc.                            (b)          4,944,280
    205,600   Home Depot, Inc.                                        8,059,520
     44,500   Kmart Holding Corp.                        (a) (b)      3,892,415
    110,300   Kohl's Corp.                               (a)          5,315,357
     29,400   Lowe's Cos., Inc.                                       1,597,890
     98,300   Ltd. Brands                                             2,191,107
    237,500   McDonald's Corp.                                        6,657,125
     66,300   Petsmart, Inc.                             (b)          1,882,257
     74,300   Staples, Inc.                                           2,215,626
     92,025   Starbucks Corp.                            (a)          4,183,457
     33,500   Wal-Mart Stores, Inc.                                   1,782,200
     48,225   Yum! Brands, Inc.                                       1,960,829
                                                                  -------------
                                                                     55,611,120
                                                                  -------------
              Savings & Loans -- 2.1%
    279,349   Commercial Capital Bancorp, Inc.           (b)          6,338,429
    200,000   Washington Mutual, Inc.                                 7,816,000
                                                                  -------------
                                                                     14,154,429
                                                                  -------------
              Semiconductors -- 2.7%
     40,200   Analog Devices, Inc.                                    1,558,956
     69,450   Cree, Inc.                                 (a) (b)      2,120,309
    292,525   Entegris, Inc.                             (a)          2,439,659
    165,475   Fairchild Semiconductor International,
              Inc.                                       (a)          2,344,781
    268,500   Intel Corp.                                             5,386,110
     71,350   Marvell Technology Group, Ltd.             (a) (b)      1,864,376
    108,400   Texas Instruments, Inc.                                 2,306,752
                                                                  -------------
                                                                     18,020,943
                                                                  -------------
              Software -- 5.5%
     32,400   Adobe Systems, Inc.                                     1,602,828
    152,800   BMC Software, Inc.                         (a)          2,415,768
    114,650   Certegy, Inc.                              (b)          4,266,127
     91,850   Cognizant Technology Solutions Corp.       (a)          2,802,344
     44,250   Dun & Bradstreet Corp.                     (a)          2,597,475
     33,500   Electronic Arts, Inc.                      (a) (b)      1,540,665
    167,200   First Data Corp.                                        7,273,200
    277,300   Microsoft Corp.                                         7,667,345
    264,400   Oracle Corp.                               (a)          2,982,432
     72,900   Symantec Corp.                             (a) (b)      4,000,752
                                                                  -------------
                                                                     37,148,936
                                                                  -------------
              Telecommunications -- 3.5%
    137,200   Andrew Corp.                               (a) (b)      1,679,328
     29,500   Avaya, Inc.                                (a)            411,230
    310,800   Cisco Systems, Inc.                        (a)          5,625,480
    169,875   Comverse Technology, Inc.                  (a)          3,198,746
    140,500   Corning, Inc.                              (a)          1,556,740
     62,700   Harris Corp.                               (b)          3,444,738
     83,800   Juniper Networks, Inc.                     (a) (b)      1,977,680
    584,100   Lucent Technologies, Inc.                  (a) (b)      1,851,597
     85,800   Motorola, Inc.                                          1,547,832
    134,625   Nextel Partners, Inc.-Class A              (a) (b)      2,232,083
                                                                  -------------
                                                                     23,525,454
                                                                  -------------
              Textiles -- 0.1%
     11,175   Mohawk Industries, Inc.                    (a) (b)        887,183
                                                                  -------------
              Transportation -- 0.9%
    384,725   Laidlaw International, Inc.                (a)          6,328,726
                                                                  -------------
              Total Common Stocks (Identified Cost
              $575,622,553)                                         664,532,565
                                                                  -------------

 Principal
   Amount     Description                                            Value (e)
--------------------------------------------------------------------------------
Short Term Investments -- 17.3%
$19,515,191   Repurchase Agreement with Investors Bank &
              Trust Co. dated 9/30/2004 at 1.27% to be
              repurchased at $19,515,879 on 10/01/2004,
              collateralized by $20,592,094 Country Wide
              Home Loan Bond due 5/25/2034 valued at
              $20,490,950                                         $  19,515,191
 12,572,728   Bank of America, 1.875%, due 10/19/2004        (c)     12,572,728
  2,029,107   Bank of Montreal, 1.76%, due 10/25/2004        (c)      2,029,107
  3,017,455   Bank of Nova Scotia, 1.75%, due 10/21/2004     (c)      3,017,455
  6,286,364   Bank of Nova Scotia, 1.76%, due 11/12/2004     (c)      6,286,364
  7,166,455   BGI Institutional Money Market Fund            (c)      7,166,455
  6,286,364   BNP Paribas, 1.80%, due 11/23/2004             (c)      6,286,364
  3,771,818   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                                 (c)      3,771,818
  1,257,273   Fortis Bank, 1.69%, due 10/14/2004             (c)      1,257,273
  3,754,510   Greyhawk Funding, 1.772%, due 10/19/2004       (c)      3,754,510
  4,078,030   Merrill Lynch Premier Institutional Fund       (c)      4,078,030
 10,058,182   Merrimac Cash Fund-Premium Class               (c)     10,058,182
 10,058,183   Royal Bank of Canada, 1.78%, due 11/10/2004    (c)     10,058,183
  3,771,818   Royal Bank of Scotland, 1.60%, due
              10/15/2004                                     (c)      3,771,818
  3,771,818   Royal Bank of Scotland, 1.65%, due
              10/29/2004                                     (c)      3,771,818
    377,182   Royal Bank of Scotland, 1.67%, due
              11/02/2004                                     (c)        377,182
  8,423,728   Royal Bank of Scotland, 1.88%, due
              12/23/2004                                     (c)      8,423,728
  1,239,168   Sheffield Receivables Corp, 1.622%, due
              10/04/2004                                     (c)      1,239,168
  3,771,818   Sheffield Receivables Corp, 1.773%, due
              10/20/2004                                     (c)      3,771,818
  2,514,547   Toronto Dominion Bank, 1.70%, due 11/08/2004   (c)      2,514,547
  3,771,818   Wells Fargo, 1.60%, due 10/04/2004             (c)      3,771,818
                                                                  -------------
              Total Short Term Investments (Identified
              Cost $117,493,557)                                    117,493,557
                                                                  -------------
              Total Investments -- 115.2%
              (Identified Cost $693,116,110) (d)                    782,026,122
              Other assets less liabilities                        (103,322,923)
                                                                  -------------
              Total Net Assets -- 100%                             $678,703,199
                                                                  =============
(a)           Non-income producing security.
(b)           All or a portion of this security was on
              loan to brokers at September 30, 2004.
(c)           Represents investments of securities lending
              collateral.
(d)           Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost of
              $695,789,181 for federal income tax purposes
              was as follows:
              Aggregate gross unrealized appreciation for
              all investments in which there is an excess
              of value over tax cost                               $103,491,223
              Aggregate gross unrealized depreciation for
              all investments in which there is an excess
              of tax cost over value                                (17,254,282)
                                                                  -------------
              Net unrealized appreciation                          $ 86,236,941
                                                                  =============
(e)           Security Valuation. Equity securities for
              which market quotations are readily

              available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ
              National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ
              National Market are valued at the NASDAQ
              Official Closing Price ("NOCP"), or if
              lacking an NOCP, at the most recent bid
              quotation on the NASDAQ National Market.
              Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transaction for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the New York Stock Exchange.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S.

REITS         Real Estate Investment Trusts

--------------------------------------------------------------------------------
            HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                            Value (e)
--------------------------------------------------------------------------------
Common Stocks -- 97.1% of Total Net Assets
              Brazil -- 0.7%
     24,000   Petroleo Brasileiro SA, ADR                    (a)  $     846,000
                                                                  -------------
              Canada -- 1.9%
     27,100   Manulife Financial Corp.                       (a)      1,186,709
     38,600   Suncor Energy, Inc.                                     1,235,586
                                                                  -------------
                                                                      2,422,295
                                                                  -------------
              China -- 2.5%
    200,000   China Mobile Hong Kong, Ltd.                              606,558
     42,400   China Mobile Hong Kong, Ltd., Sponsored ADR               648,720
  1,732,000   Denway Motors, Ltd.                                       577,474
     17,500   Huaneng Power International, Inc., Sponsored
              ADR                                            (a)        566,300
    500,000   Ping An Insurance Group Co. of China, Ltd.     (b)        734,153
                                                                  -------------
                                                                      3,133,205
                                                                  -------------
              Denmark -- 1.3%
    112,900   Vestas Wind Systems A/S                        (b)      1,635,262
                                                                  -------------
              Finland -- 2.5%
     71,200   Nokia OYJ                                                 980,124
     44,700   Nokia OYJ, Sponsored ADR                                  613,284
     33,600   Tietoenator Oyj                                           973,485
     28,700   UPM-Kymmene Oyj                                           546,620
                                                                  -------------
                                                                      3,113,513
                                                                  -------------
              France -- 13.8%
     46,750   AXA                                                       946,159
     57,000   AXA, Sponsored ADR                                      1,155,960
     12,600   BNP Paribas                                               814,021
     36,800   Bouygues SA                                    (a)      1,380,754
     13,000   Carrefour SA                                              611,646
     16,700   Cie Generale D'Optique Essilor International
              SA                                                      1,073,713
     11,200   Groupe Danone                                             880,812
      6,606   Lafarge SA                                                578,204
     15,400   L'Oreal SA                                              1,009,264
      7,321   Sanofi-Aventis                                 (a)        531,184
     14,000   Schneider Electric SA                                     905,337
     25,300   Societe Generale-Class A                                2,239,581
     40,800   STMicroelectronics NV                                     705,024
     22,300   Suez SA                                                   478,197
     44,900   Thomson                                                   940,514
     10,300   Total SA                                       (a)      2,098,662
     10,400   Total SA, Sponsored ADR                                 1,062,568
                                                                  -------------
                                                                     17,411,600
                                                                  -------------
              Germany -- 6.2%
      5,300   Adidas-Salomon AG                                         738,806
      8,000   Deutsche Bank AG                                          573,989
     24,200   Deutsche Boerse AG                             (a)      1,225,193

     12,300   E.ON AG                                                   905,430
      8,500   Fresenius Medical Care AG                                 651,577
     14,400   Linde AG                                                  829,406
      1,750   SAP AG                                                    272,862
     16,400   SAP AG, Sponsored ADR                                     638,780
     13,000   Schering AG                                               818,866
     15,800   Siemens AG                                              1,158,165
                                                                  -------------
                                                                      7,813,074
                                                                  -------------
              Hong Kong -- 5.9%
    255,400   Esprit Holdings, Ltd.                                   1,306,788
     85,200   HSBC Holdings PLC                                       1,354,792
    106,000   Hutchison Whampoa, Ltd.                                   829,176
  2,008,500   Johnson Electric Holdings, Ltd.                         1,970,355
    446,000   Li & Fung, Ltd.                                           637,707
    687,052   Shangri-La Asia, Ltd.                                     735,677
     96,000   Wing Hang Bank, Ltd.                                      627,845
                                                                  -------------
                                                                      7,462,340
                                                                  -------------
              Hungary -- 0.5%
     15,000   OTP Bank Rt, Sponsored ADR, 144A               (a)        663,750
                                                                  -------------
              India -- 1.2%
     23,000   HDFC Bank, Ltd., ADR                                      780,850
     13,100   Infosys Technologies, Ltd., Sponsored ADR      (a)        741,460
                                                                  -------------
                                                                      1,522,310
                                                                  -------------
              Ireland -- 0.5%
     44,800   Bank of Ireland                                           603,349
                                                                  -------------
              Israel -- 0.5%
     25,900   Teva Pharmaceutical Industries, Ltd.,
              Sponsored ADR                                  (a)        672,105
                                                                  -------------
              Italy -- 3.6%
     68,700   ENI-Ente Nazionale Idrocarburi SpA                      1,539,766
     33,200   Luxottica Group SpA, Sponsored ADR                        592,620
     80,900   Saipem SPA                                                909,617
    285,800   UniCredito Italiano SpA                                 1,441,616
                                                                  -------------
                                                                      4,483,619
                                                                  -------------
              Japan -- 17.1%
    105,000   Asahi Glass Co., Ltd.                                     955,975
     43,200   Canon, Inc.                                             2,031,280
     42,600   Denso Corp.                                             1,007,335
     38,900   Fujisawa Pharmaceutical Co., Ltd.                         877,470
      5,000   Funai Electric Co., Ltd.                                  674,443
     15,000   Honda Motor Co., Ltd.                                     727,091
     25,000   Kao Corp.                                                 552,580
     75,000   Kawasaki Heavy Industries, Ltd.                           113,012
      2,900   Keyence Corp.                                             610,194
    254,000   Mazda Motor Corp.                              (a)        786,221
    137,000   NEC Corp.                                                 819,525
     11,700   Nidec Corp.                                             1,183,116
     34,700   Nitto Denko Corp.                                       1,596,959
        488   NTT DoCoMo, Inc.                                          828,358
      6,000   ORIX Corp.                                                615,441
      6,100   Rohm Co., Ltd.                                            613,516

     23,000   Seven-Eleven Japan Co., Ltd.                              657,650
     87,000   Sharp Corp.                                             1,197,222
     10,900   SMC Corp.                                               1,043,843
     27,900   Sony Corp.                                                952,244
        162   Sumitomo Mitsui Financial Group, Inc.      (a)            926,429
    203,000   Sumitomo Trust & Banking Co., Ltd. (The)                1,201,434
     17,000   Takeda Pharmaceutical Co., Ltd.                           771,570
     51,000   Tostem Inax Holding Corp.                                 932,828
                                                                  -------------
                                                                     21,675,736
                                                                  -------------
              Mexico -- 0.5%
     23,400   Cemex SA de CV, Sponsored ADR                             658,476
                                                                  -------------
              Netherlands -- 3.4%
     30,437   ABN AMRO Holding NV                                       691,635
     19,200   Akzo Nobel NV                                             678,172
     24,000   European Aeronautic Defense and Space
              Co.                                                       636,009
     43,078   ING Groep NV                                            1,088,064
     23,300   Koninklijke Philips Electronics NV                        531,194
     27,000   Koninklijke Philips Electronics NV,
              NY Shares                                                 618,570
                                                                  -------------
                                                                      4,243,644
                                                                  -------------
              Republic of Korea -- 5.1%
     30,100   Kookmin Bank                               (b)            952,796
     30,900   Kookmin Bank, Sponsored ADR                (a) (b)        983,856
     28,800   LG Chem, Ltd.                                           1,092,974
      4,100   Samsung Electronics Co., Ltd.                           1,630,743
      2,300   Samsung Electronics Co., Ltd., GDR, 144A   (a)            457,403
      2,900   Shinsegae Co., Ltd.                                       771,906
     29,900   SK Telecom Co., Ltd., ADR                  (a)            581,555
                                                                  -------------
                                                                      6,471,233
                                                                  -------------
              Singapore -- 1.4%
    118,800   DBS Group Holdings, Ltd.                                1,128,574
    107,600   Singapore Airlines, Ltd.                                  696,357
                                                                  -------------
                                                                      1,824,931
                                                                  -------------
              South Africa -- 0.6%
    349,700   Old Mutual PLC                                            715,380
                                                                  -------------
              Spain -- 2.3%
     64,900   Banco Bilbao Vizcaya Argentaria SA         (a)            893,400
     62,400   Telefonica Moviles SA                                     649,666
     93,313   Telefonica SA                                           1,396,982
                                                                  -------------
                                                                      2,940,048
                                                                  -------------
              Switzerland -- 5.5%
    110,000   ABB, Ltd.                                  (b)            672,443
     15,000   Lonza Group AG                                            679,302
      4,700   Nestle SA                                               1,078,380
      6,700   Nobel Biocare Holding AG                                1,041,416
     45,400   Novartis AG                                             2,119,759
     19,600   UBS AG                                                  1,382,142
                                                                  -------------
                                                                      6,973,442
                                                                  -------------
              Taiwan -- 0.9%
    406,148   Taiwan Semiconductor Manufacturing Co.,
              Ltd.                                                      517,546
     94,520   Taiwan Semiconductor Manufacturing Co.,
              Ltd., Sponsored ADR                        (a)            674,873

                                                                  -------------
                                                                      1,192,419
                                                                  -------------
              United Kingdom -- 19.2%
    110,000   Amvescap PLC                                              598,411
     20,900   AstraZeneca PLC, Sponsored ADR                            859,617
    108,318   Barclays PLC                                            1,055,963
     77,511   BHP Billiton PLC                                          832,811
     19,200   BP PLC, Sponsored ADR                                   1,104,576
    179,600   British Sky Broadcasting PLC                            1,559,854
    103,000   Compass Group PLC                                         424,210
     66,255   GlaxoSmithKline PLC                                     1,448,932
    227,140   Group 4 Securicor PLC                          (b)        474,939
     48,000   GUS PLC                                                   783,375
     82,645   HBOS PLC                                                1,125,863
    137,400   Kesa Electricals PLC                                      693,369
    140,410   Kingfisher PLC                                            784,180
     91,781   Lloyds TSB Group PLC                                      722,777
     41,172   Reckitt Benckiser PLC                                   1,033,811
    150,500   Rolls-Royce Group PLC                          (b)        683,869
     76,030   Royal Bank of Scotland Group PLC                        2,198,125
    346,600   Signet Group PLC                                          705,901
     89,200   Smith & Nephew PLC                                        809,031
     90,532   Standard Chartered PLC                                  1,570,930
    389,554   Tesco PLC                                               2,034,586
     79,400   Unilever PLC                                              655,103
    557,706   Vodafone Group PLC                                      1,322,632
     34,300   Vodafone Group PLC, Sponsored ADR                         826,973
                                                                  -------------
                                                                     24,309,838
                                                                  -------------
              Total Common Stocks
              (Identified Cost $116,609,996)                        122,787,569
                                                                  -------------

   Shares     Description                                            Value (e)
--------------------------------------------------------------------------------
Preferred Stocks -- 1.2%
              Germany -- 1.2%
      1,266   Porsche AG                                                819,941
     24,400   Volkswagen AG                                             665,405
              Total Preferred Stocks
              (Identified Cost $1,500,879)                            1,485,346
                                                                  -------------

   Shares     Description                                            Value (e)
--------------------------------------------------------------------------------
Rights -- 0.0%
              France -- 0.0%
     39,400   Thomson Corp. (The) Rights, Expires TBD        (b)              0
                                                                  -------------
              Hong Kong -- 0.0%
      1,413   Hutchison Whampoa International, Ltd.
              Rights, Expires TBD                            (b)              0
                                                                  -------------
              Total Rights
              (Identified Cost $0)                                            0
                                                                  -------------

 Principal
   Amount     Description                                            Value (e)
--------------------------------------------------------------------------------
Short Term Investments -- 13.3%

$ 1,954,265   Repurchase Agreement with Investors Bank &
              Trust Co. dated 9/30/2004 at 1.27% to be
              purchased at $1,954,334 on 10/01/2004,
              collateralized by $1,990,935 Federal
              National Mortgage Association Bond, 4.55%,
              due 3/01/2028 valued at $2,052,199                   $  1,954,265
  1,909,430   Bank of America, 1.875%, due 10/19/2004        (c)      1,909,430
    308,162   Bank of Montreal, 1.76%, due 10/25/2004        (c)        308,162
    458,263   Bank of Nova Scotia, 1.75%, due 10/21/2004     (c)        458,263
    954,715   Bank of Nova Scotia, 1.76%, due 11/12/2004     (c)        954,715
  1,088,375   BGI Institutional Money Market Fund            (c)      1,088,375
    954,715   BNP Paribas, 1.80%, due 11/23/2004             (c)        954,715
    572,829   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                                 (c)        572,829
    190,943   Fortis Bank, 1.69%, due 10/14/2004             (c)        190,943
    570,200   Greyhawk Funding, 1.772%, due 10/19/2004       (c)        570,200
    619,333   Merrill Lynch Premier Institutional Fund       (c)        619,333
  1,527,544   Merrimac Cash Fund-Premium Class               (c)      1,527,544
  1,527,544   Royal Bank of Canada, 1.78%, due 11/10/2004    (c)      1,527,544
    572,829   Royal Bank of Scotland, 1.60%, due
              10/15/2004                                     (c)        572,829
    572,829   Royal Bank of Scotland, 1.65%, due
              10/29/2004                                     (c)        572,829
     57,283   Royal Bank of Scotland, 1.67%, due
              11/02/2004                                     (c)         57,283
  1,279,318   Royal Bank of Scotland, 1.88%, due
              12/23/2004                                     (c)      1,279,318
    188,193   Sheffield Receivables Corp, 1.622%, due
              10/04/2004                                     (c)        188,193
    572,829   Sheffield Receivables Corp, 1.773%, due
              10/20/2004                                     (c)        572,829
    381,886   Toronto Dominion Bank, 1.70%, due 11/08/2004   (c)        381,886
    572,829   Wells Fargo, 1.60%, due 10/04/2004             (c)        572,829
                                                                  -------------
              Total Short Term Investments (Identified
              Cost $16,834,314)                                      16,834,314
                                                                  -------------
              Total Investments -- 111.6%
              (Identified Cost $134,945,189) (d)                    141,107,229
              Other assets less liabilities                         (14,650,972)
                                                                  -------------
              Total Net Assets -- 100%                            $ 126,456,257
                                                                  =============
(a)           All or a portion of this security was on
              loan to brokers at September 30, 2004.
(b)           Non-income producing security.
(c)           Represents investments of securities lending
              collateral.
(d)           Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost of
              $134,640,652 for federal income tax purposes
              was as follows:
              Aggregate gross unrealized appreciation for
              all investments in which there is an excess
              of value over tax cost                              $  10,760,298
              Aggregate gross unrealized depreciation for
              all investments in which there is an excess
              of tax cost over value                                 (5,293,721)
                                                                  -------------
              Net unrealized appreciation                         $   5,466,577
                                                                  =============
(e)           Security Valuation. Equity securities for
              which market quotations are readily
              available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ
              National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ
              National Market are valued at the NASDAQ
              Official Closing Price ("NOCP"), or if
              lacking an NOCP, at the most recent bid
              quotation on the NASDAQ National Market.
              Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
              Short-term obligations with a remaining
              maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

ADR/GDR       An American Depositary (ADR) or Global
              Depositary Receipt (GDR) is a certificate
              issued by a Custodian Bank representing the
              right to receive securities of the foreign
              issuer described. The values of ADRs and
              GDRs are significantly influenced by trading
TBD           To Be Determined
144A          Securities exempt from registration under
              Rule 144A of the Securities Act of 1933.
              These securities may be resold in
              transactions exempt from registrations,
              normally to qualified institutional buyers.
              At the period end, the value of these
              amounted to $1,121,153 or 0.9% of net
              assets.

--------------------------------------------------------------------------------
         VAUGHAN NELSON SMALL CAP VALUE FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                            Value (e)
--------------------------------------------------------------------------------
Common Stocks -- 92.9% of Total Net Assets
              Aerospace & Defense -- 6.4%
     30,125   Alliant Techsystems, Inc.                  (a) (b)  $   1,822,562
     57,450   DRS Technologies, Inc.                     (a)          2,150,928
     37,525   Esterline Technologies Corp.               (a)          1,147,890
     46,400   Moog, Inc.-Class A                         (a)          1,684,320
                                                                  -------------
                                                                      6,805,700
                                                                  -------------
              Banks -- 8.5%
     48,951   MB Financial Corp.                                      1,940,418
     54,800   Provident Bankshares Corp.                              1,838,540
     83,675   Republic Bancorp, Inc.                                  1,288,595
     59,175   Texas Capital Bancshares, Inc.             (a)          1,074,026
     40,875   United Bankshares, Inc.                                 1,416,319
     49,075   WesBanco, Inc.                                          1,427,101
                                                                  -------------
                                                                      8,984,999
                                                                  -------------
              Building Materials -- 1.0%
    167,650   US Concrete, Inc.                          (a)          1,036,077
                                                                  -------------
              Commercial Services -- 6.4%
     47,900   Consolidated Graphics, Inc.                (a)          2,007,010
    101,425   Cornell Cos., Inc.                         (a)          1,257,670
     67,300   Dollar Thrifty Automotive Group            (a)          1,637,409
     94,450   Navigant International, Inc.               (a) (b)      1,542,368
     22,900   Team, Inc.                                 (a)            354,034
                                                                  -------------
                                                                      6,798,491
                                                                  -------------
              Diversified Financial Services -- 2.7%
     57,650   Friedman Billings Ramsey Group, Inc.
              -Class A                                   (b)          1,101,115
     74,450   Raymond James Financial, Inc.                           1,795,734
                                                                  -------------
                                                                      2,896,849
                                                                  -------------
              Electrical Components & Equipment -- 4.0%
     30,100   AZZ, Inc.                                  (a)            412,671
    154,425   GrafTech International, Ltd.               (a) (b)      2,154,229
     77,700   MTS Systems Corp.                                       1,651,125
                                                                  -------------
                                                                      4,218,025
                                                                  -------------
              Health Care-Products -- 1.5%
     74,475   Steris Corp.                               (a)          1,633,981
                                                                  -------------
              Health Care-Services -- 5.9%
    128,850   Healthcare Services Group, Inc.                         2,314,146
     17,625   Pediatrix Medical Group, Inc.              (a) (b)        966,731
    143,600   Stewart Enterprises, Inc.-Class A          (a)            998,020
     56,075   Triad Hospitals, Inc.                      (a)          1,931,223
                                                                  -------------
                                                                      6,210,120
                                                                  -------------
              Holding Companies - Diversified -- 1.6%
    104,300   Walter Industries, Inc.                                 1,670,886
                                                                  -------------
              Household Products & Wares -- 1.2%
     45,175   Yankee Candle Co., Inc.                    (a) (b)      1,308,268
                                                                  -------------
              Insurance -- 3.4%
     59,975   HCC Insurance Holdings, Inc.                            1,808,246
     59,925   Infinity Property & Casualty Corp.                      1,769,585
                                                                  -------------
                                                                      3,577,831
                                                                  -------------
              Investment Companies -- 6.0%

     30,150   iShares Russell 2000 Value Index Fund      (b)          5,158,665
     66,675   MCG Capital Corp.                                       1,157,478
                                                                  -------------
                                                                      6,316,143
                                                                  -------------
              Iron & Steel -- 1.8%
     57,375   Allegheny Technologies, Inc.                            1,047,094
     23,725   Steel Dynamics, Inc.                       (b)            916,259
                                                                  -------------
                                                                      1,963,353
                                                                  -------------
              Leisure Time -- 1.5%
    109,100   K2, Inc.                                   (a) (b)      1,561,221
                                                                  -------------
              Lodging -- 2.5%
    194,575   La Quinta Corp.                            (a)          1,517,685
     17,200   Mandalay Resort Group                      (b)          1,180,780
                                                                  -------------
                                                                      2,698,465
                                                                  -------------
              Machinery - Diversified -- 2.7%
     19,150   Briggs & Stratton Corp.                    (a)          1,554,980
     38,825   Nordson Corp.                                           1,332,862
                                                                  -------------
                                                                      2,887,842
                                                                  -------------
              Media -- 1.4%
     75,925   Journal Register Co.                       (a)          1,434,982
                                                                  -------------
              Oil & Gas -- 4.8%
     66,275   Comstock Resources, Inc.                   (a)          1,386,473
      4,975   Range Resources Corp.                                      87,013
     73,950   Southwestern Energy Co.                    (a)          3,105,160
     11,375   Ultra Petroleum Corp.                      (a)            557,944
                                                                  -------------
                                                                      5,136,590
                                                                  -------------
              Oil & Gas Services -- 2.5%
     72,925   Oil States International, Inc.             (a)          1,363,697
     85,925   Willbros Group, Inc.                       (a)          1,281,142
                                                                  -------------
                                                                      2,644,839
                                                                  -------------
              Pipelines -- 3.2%
     63,075   Equitable Resources, Inc.                  (b)          3,425,603
                                                                  -------------
              Real Estate -- 1.1%
     50,900   CB Richard Ellis Group, Inc.-Class A       (a)          1,175,790
                                                                  -------------
              REITS -- 6.8%
    118,875   American Financial Realty Trust                         1,677,326
     70,525   American Home Mortgage Investment Corp.                 1,971,174
    198,600   Ashford Hospitality Trust, Inc.                         1,866,840
    153,300   Highland Hospitality Corp.                              1,747,620
                                                                  -------------
                                                                      7,262,960
                                                                  -------------
              Retail -- 6.9%
     64,525   Regis Corp.                                             2,595,196
    120,825   Triarc Cos.-Class B                                     1,385,863
     63,575   United Auto Group, Inc.                                 1,595,097
     62,350   Zale Corp.                                 (a)          1,752,035
                                                                  -------------
                                                                      7,328,191
                                                                  -------------
              Semiconductors -- 0.8%
     84,625   Asyst Technologies, Inc.                   (a)            432,434
     29,875   Brooks Automation, Inc.                    (a)            422,731
                                                                  -------------
                                                                        855,165
                                                                  -------------
              Software -- 2.8%
     70,600   Inter-Tel, Inc.                                         1,526,372
     56,750   Reynolds & Reynolds Co. (The)-Class A                   1,400,023
                                                                  -------------
                                                                      2,926,395
                                                                  -------------
              Telecommunications -- 1.1%
    160,225   Hypercom Corp.                             (a)          1,182,461
                                                                  -------------
              Transportation -- 4.2%
     63,775   Genesee & Wyoming, Inc.-Class A            (a)          1,614,783
     25,925   Landstar System, Inc.                      (a)          1,521,279

    122,250   RailAmerica, Inc.                          (a)          1,350,863
                                                                  -------------
                                                                      4,486,925
                                                                  -------------
              Trucking & Leasing -- 0.2%
      5,675   Amerco, Inc.                               (a)            215,537
                                                                  -------------
              Total Common Stocks (Identified
              Cost $93,978,134)                                      98,643,689
                                                                  -------------

 Principal
   Amount     Description                                            Value (e)
--------------------------------------------------------------------------------
Short Term Investments -- 24.3%
$ 8,042,397
              Repurchase Agreement with Investors Bank
              & Trust Co. dated 9/30/2004 at 1.27% to
              be purchased at $8,042,681 on 10/01/2004,
              collateralized by $7,829,626 Small
              Business Administration Bond, 4.375%, due
              1/25/2028 valued at $8,444,517                      $   8,042,397
  2,272,427   Bank of America, 1.875%, due 10/19/2004     (c)         2,272,427
    366,746   Bank of Montreal, 1.76%, due 10/25/2004     (c)           366,746
    545,383   Bank of Nova Scotia, 1.75%, due 10/21/2004  (c)           545,383
  1,136,214   Bank of Nova Scotia, 1.76%, due 11/12/2004  (c)         1,136,214
  1,295,283   BGI Institutional Money Market Fund         (c)         1,295,283
  1,136,214   BNP Paribas, 1.80%, due 11/23/2004          (c)         1,136,214
    681,728   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                              (c)           681,728
    227,243   Fortis Bank, 1.69%, due 10/14/2004          (c)           227,243
    678,600   Greyhawk Funding, 1.772%, due 10/19/2004    (c)           678,600
    737,074   Merrill Lynch Premier Institutional Fund    (c)           737,074
  1,817,942   Merrimac Cash Fund-Premium Class            (c)         1,817,942
  1,817,942   Royal Bank of Canada, 1.78%, due
              11/10/2004                                  (c)         1,817,942
    681,728   Royal Bank of Scotland, 1.60%, due
              10/15/2004                                  (c)           681,728
    681,728   Royal Bank of Scotland, 1.65%, due
              10/29/2004                                  (c)           681,728
     68,173   Royal Bank of Scotland, 1.67%, due
              11/02/2004                                  (c)            68,173
  1,522,526   Royal Bank of Scotland, 1.88%, due
              12/23/2004                                  (c)         1,522,526
    223,970   Sheffield Receivables Corp, 1.622%, due
              10/04/2004                                  (c)           223,970
    681,728   Sheffield Receivables Corp, 1.773%, due
              10/20/2004                                  (c)           681,728
    454,485   Toronto Dominion Bank, 1.70%, due
              11/08/2004                                  (c)           454,485
    681,728   Wells Fargo, 1.60%, due 10/04/2004          (c)           681,728
                                                                  -------------
              Total Short Term Investments (Identified
              Cost $25,751,259)                                      25,751,259
                                                                  -------------
              Total Investments -- 117.2%
              (Identified Cost $119,729,393) (d)                    124,394,948
              Other assets less liabilities                         (18,234,733)
                                                                  -------------
              Total Net Assets -- 100%                            $ 106,160,215
                                                                  =============
(a)           Non-income producing security.
(b)           All or a portion of this security was on
              loan to brokers at September 30, 2004.
(c)           Represents investments of securities
              lending collateral.
(d)           Federal Tax Information:
              At September 30, 2004, the net
              unrealized appreciation on investments
              based on cost of $119,882,524 for
              federal income tax purposes was as
              follows:
              Aggregate gross unrealized
              appreciation for all investments in
              which there is an excess of value over
              tax cost                                            $   7,656,817
              Aggregate gross unrealized depreciation
              for all investments in which there is an
              excess of tax cost over value                          (3,144,393)
                                                                  -------------
              Net unrealized appreciation                         $   4,512,424
                                                                  =============
(e)           Security Valuation. Equity securities for
              which market quotations are readily
              available are valued at market price on
              the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.
              Securities traded on the NASDAQ National
              Market are valued at the NASDAQ Official
              Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities
              and various relationships between
              securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

REITS         Real Estate Investment Trusts

--------------------------------------------------------------------------------
                   STAR VALUE FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                           Value (e)
--------------------------------------------------------------------------------
Common Stocks -- 96.3% of Total Net Assets
              Aerospace & Defense -- 2.1%
      6,900   Boeing Co. (The)                                    $     356,178
      9,000   General Dynamics Corp.                                    918,900
     17,000   Northrop Grumman Corp.                                    906,610
     13,775   Raytheon Co.                                              523,174
                                                                  -------------
                                                                      2,704,862
                                                                  -------------
              Agriculture -- 1.0%
     18,800   Altria Group, Inc.                                        884,352
     12,400   Monsanto Co.                                              451,608
                                                                  -------------
                                                                      1,335,960
                                                                  -------------
              Apparel -- 0.2%
      5,100   VF Corp.                                                  252,195
                                                                  -------------
              Auto Parts & Equipment -- 0.3%
      7,100   Johnson Controls, Inc.                                    403,351
                                                                  -------------
              Banks -- 7.4%
     34,300   Bank of America Corp.                                   1,486,219
     24,725   Comerica, Inc.                                          1,467,429
     12,600   Cullen/Frost Bankers, Inc.                                585,522
      8,125   PNC Financial Services Group, Inc.                        439,562
     14,000   Sky Financial Group, Inc.                                 350,000
     18,625   SouthTrust Corp.                                          775,917
      5,850   SunTrust Banks, Inc.                                      411,898
     52,200   US Bancorp                                              1,508,580
     27,300   Wachovia Corp.                             (a)          1,281,735
     24,700   Wells Fargo & Co.                                       1,472,861
                                                                  -------------
                                                                      9,779,723
                                                                  -------------
              Beverages -- 3.3%
     20,850   Anheuser-Busch Cos., Inc.                               1,041,457
     20,600   Coca-Cola Co. (The)                                       825,030
     70,000   Pepsi Bottling Group, Inc.                              1,900,500
     12,500   PepsiCo, Inc.                                             608,125
                                                                  -------------
                                                                      4,375,112
                                                                  -------------
              Biotechnology -- 0.4%
      4,800   Amgen, Inc.                                (b)            272,064
      4,200   Invitrogen Corp.                           (a) (b)        230,958
                                                                  -------------
                                                                        503,022
                                                                  -------------
              Building Materials -- 1.3%
      4,200   Genlyte Group, Inc.                        (b)            270,438
     40,675   Masco Corp.                                             1,404,508
                                                                  -------------
                                                                      1,674,946
                                                                  -------------
              Chemicals -- 1.1%
     17,200   Engelhard Corp.                                           487,620
      9,000   Octel Corp.                                               191,160

     18,650   Praxair, Inc.                                             797,101
                                                                  -------------
                                                                      1,475,881
                                                                  -------------
              Coal -- 1.1%
     28,800   Consol Energy, Inc.                        (a)          1,004,832
      7,350   Peabody Energy Corp.                                      437,325
                                                                  -------------
                                                                      1,442,157
                                                                  -------------
              Commercial Services -- 3.1%
     18,950   Accenture, Ltd.-Class A                    (b)            512,597
    106,000   Cendant Corp.                                           2,289,600
     11,200   Equifax, Inc.                                             295,232
      5,200   Iron Mountain, Inc.                        (b)            176,020
     24,150   McKesson Corp.                                            619,447
      8,000   Rent-A-Center, Inc.                        (b)            206,880
                                                                  -------------
                                                                      4,099,776
                                                                  -------------
              Computers -- 2.5%
     11,350   Apple Computer, Inc.                       (b)            439,812
     10,300   DST Systems, Inc.                          (b)            458,041
     33,000   Hewlett-Packard Co.                                       618,750
     16,900   International Business Machines Corp.                   1,449,006
     16,400   Sungard Data Systems, Inc.                 (b)            389,828
                                                                  -------------
                                                                      3,355,437
                                                                  -------------
              Cosmetics & Personal Care -- 0.9%
     10,500   Colgate-Palmolive Co.                                     474,390
     14,000   Procter & Gamble Co.                                      757,680
                                                                  -------------
                                                                      1,232,070
                                                                  -------------
              Distribution & Wholesale -- 0.5%
     15,900   Genuine Parts Co.                                         610,242
                                                                  -------------
              Diversified Financial Services -- 8.4%
     26,400   American Express Co.                                    1,358,544
     17,800   AmeriCredit Corp.                          (b)            371,664
     51,433   Citigroup, Inc.                                         2,269,224
     12,000   CompuCredit Corp.                          (b)            223,440
      6,600   Countrywide Financial Corp.                               259,974
     13,200   Federated Investors, Inc.-Class B          (a)            375,408
      5,000   Freddie Mac                                               326,200
     95,372   JPMorgan Chase & Co.                                    3,789,130
      8,900   Lehman Brothers Holdings, Inc.                            709,508
      9,200   MBNA Corp.                                                231,840
     23,100   Merrill Lynch & Co., Inc.                               1,148,532
                                                                  -------------
                                                                     11,063,464
                                                                  -------------
              Electric -- 2.9%
     12,700   Constellation Energy Group, Inc.                          505,968
     23,400   Exelon Corp.                               (a)            858,546
      4,800   FirstEnergy Corp.                          (a)            197,184
     50,700   PG&E Corp.                                 (b)          1,541,280
     23,400   Wisconsin Energy Corp.                                    746,460
                                                                  -------------
                                                                      3,849,438
                                                                  -------------
              Electrical Components & Equipment -- 0.7%
     11,700   Energizer Holdings, Inc.                   (a) (b)        539,370
      9,100   Hubbell, Inc.-Class B                                     407,953
                                                                  -------------
                                                                        947,323
                                                                  -------------
              Electronics -- 0.2%
      4,000   Taser International, Inc.                  (a) (b)        150,200
     15,300   TTM Technologies, Inc.                     (b)            136,017

                                                                  -------------
                                                                        286,217
                                                                  -------------
              Environmental Control -- 1.9%
     90,000   Waste Management, Inc.                                  2,460,600
                                                                  -------------
              Food -- 0.1%
      9,400   Tyson Foods, Inc.-Class A                  (a)            150,588
                                                                  -------------
              Health Care-Products -- 4.8%
     76,000   Baxter International, Inc.                              2,444,160
      2,500   Becton Dickinson & Co.                                    129,250
     15,200   Boston Scientific Corp.                    (b)            603,896
      5,000   Dade Behring Holdings, Inc.                (a) (b)        278,590
     30,000   Guidant Corp.                                           1,981,200
      6,500   Johnson & Johnson                                         366,145
     21,500   Steris Corp.                               (b)            471,710
                                                                  -------------
                                                                      6,274,951
                                                                  -------------
              Health Care-Services -- 2.3%
     22,400   Laboratory Corp. of America Holdings       (b)            979,328
      5,200   Pediatrix Medical Group, Inc.              (a) (b)        285,220
      5,250   Quest Diagnostics                                         463,155
     15,100   Triad Hospitals, Inc.                      (b)            520,044
     16,525   Universal Health Services, Inc.-Class B                   718,837
                                                                  -------------
                                                                      2,966,584
                                                                  -------------
              Insurance -- 4.3%
     23,200   ACE, Ltd.                                                 929,392
     19,000   Allstate Corp. (The)                                      911,810
      8,500   AMBAC Financial Group, Inc.                               679,575
     11,360   American International Group, Inc.                        772,366
        290   Berkshire Hathaway, Inc.-Class B           (b)            832,590
      8,600   MBIA, Inc.                                                500,606
     18,300   Old Republic International Corp.                          458,049
     14,500   Principal Financial Group                                 521,565
                                                                  -------------
                                                                      5,605,953
                                                                  -------------
              Internet -- 0.2%
     18,400   Sohu.com, Inc.                             (a) (b)        305,992
                                                                  -------------
              Iron & Steel -- 0.2%
     17,000   Allegheny Technologies, Inc.                              310,250
                                                                  -------------
              Leisure Time -- 1.6%
     45,000   Carnival Corp.                             (a)          2,128,050
                                                                  -------------
              Lodging -- 0.1%
      2,800   Harrah's Entertainment, Inc.               (a)            148,344
                                                                  -------------
              Media -- 7.0%
     70,000   Cablevision Systems Corp.-Class A          (a) (b)      1,419,600
     30,000   DIRECTV Group (The), Inc.                  (b)            527,700
    200,000   Liberty Media Corp.-Class A                (b)          1,744,000
     12,000   Liberty Media International, Inc.
              -Class A                                   (b)            400,344
     18,350   McGraw-Hill Cos. (The), Inc.                            1,462,312
    172,425   Time Warner, Inc.                          (b)          2,782,940
     12,925   Tribune Co.                                               531,864
     12,100   Viacom, Inc.-Class B                                      406,076
                                                                  -------------
                                                                      9,274,836
                                                                  -------------

              Miscellaneous - Manufacturing -- 2.3%
     37,300   General Electric Co.                                    1,252,534
     23,500   Honeywell International, Inc.                             842,710
     29,450   Tyco International, Ltd.                    (a)           902,937
                                                                  -------------
                                                                      2,998,181
                                                                  -------------
              Oil & Gas -- 6.2%
     18,650   BP PLC, Sponsored ADR                                   1,072,935
      9,600   ChevronTexaco Corp.                                       514,944
      6,875   ConocoPhillips                                            569,594
     53,550   Exxon Mobil Corp.                                       2,588,072
     23,700   GlobalSantaFe Corp.                                       726,405
      9,400   Houston Exploration Co.                     (b)           557,890
     14,000   Kerr-McGee Corp.                                          801,500
     23,700   Pioneer Natural Resources Co.                             817,176
     15,500   XTO Energy, Inc.                                          503,440
                                                                  -------------
                                                                      8,151,956
                                                                  -------------
              Oil & Gas Services -- 0.8%
     22,425   Halliburton Co.                                           755,498
     16,300   Oil States International, Inc.              (b)           304,810
                                                                  -------------
                                                                      1,060,308
                                                                  -------------
              Pharmaceuticals -- 2.4%
     19,400   Abbott Laboratories                                       821,784
      3,300   Merck & Co., Inc.                                         108,900
     71,317   Pfizer, Inc.                                            2,182,300
                                                                  -------------
                                                                      3,112,984
                                                                  -------------
              Pipelines -- 0.4%
      9,700   Equitable Resources, Inc.                                 526,807
                                                                  -------------
              REITS -- 1.4%
     13,100   New Century Financial Corp.                 (a)           788,882
      7,700   Plum Creek Timber Co., Inc.                 (a)           269,731
     15,600   Simon Property Group, Inc.                                836,628
                                                                  -------------
                                                                      1,895,241
                                                                  -------------
              Retail -- 10.4%
     45,000   Costco Wholesale Corp.                      (a)         1,870,200
     19,800   CVS Corp.                                                 834,174
      7,700   Federated Department Stores                 (a)           349,811
     94,100   Gap (The), Inc.                             (a)         1,759,670
     22,075   JC Penney Co., Inc.                         (a)           778,806
      3,800   Kohl's Corp.                                (b)           183,122
    106,000   McDonald's Corp.                                        2,971,180
      6,200   RadioShack Corp.                                          177,568
     16,300   Regis Corp.                                               655,586
     40,000   Tiffany & Co.                               (a)         1,229,600
     19,000   United Auto Group, Inc.                                   476,710
     60,000   Yum! Brands, Inc.                                       2,439,600
                                                                  -------------
                                                                     13,726,027
                                                                  -------------
              Savings & Loans -- 4.2%
    127,825   Sovereign Bancorp, Inc.                     (a)         2,789,142
     68,600   Washington Mutual, Inc.                                 2,680,888
                                                                  -------------
                                                                      5,470,030
                                                                  -------------
              Semiconductors -- 1.1%
     56,600   Intel Corp.                                 (a)         1,135,396
     15,650   Lam Research Corp.                          (a)(b)        342,422
                                                                  -------------
                                                                      1,477,818
                                                                  -------------

              Software -- 2.3%
     40,225   First Data Corp.                                        1,749,788
      6,400   IMS Health, Inc.                                          153,088
     14,300   Microsoft Corp.                                           395,395
     29,700   Oracle Corp.                                (b)           335,016
     14,200   Reynolds & Reynolds Co. (The)-Class A                     350,314
                                                                  -------------
                                                                      2,983,601
                                                                  -------------
              Telecommunications -- 4.3%
      9,700   Alltel Corp.                                              532,627
     29,625   BellSouth Corp.                                           803,430
     20,800   CenturyTel, Inc.                                          712,192
     39,800   Cisco Systems, Inc.                         (b)           720,380
     34,825   Citizens Communications Co.                               466,307
     45,900   Motorola, Inc.                              (a)           828,036
     29,200   Nokia OYJ, Sponsored ADR                                  400,624
     87,850   Qwest Communications International          (b)           292,541
     26,325   SBC Communications, Inc.                                  683,134
      4,000   Verizon Communications, Inc.                              157,520
                                                                  -------------
                                                                      5,596,791
                                                                  -------------
              Toys, Games & Hobbies -- 0.4%
     26,150   Hasbro, Inc.                                              491,620
                                                                  -------------
              Transportation -- 0.2%
     17,400   Swift Transportation Co., Inc.              (b)           292,668
                                                                  -------------
              Total Common Stocks (Identified
              Cost $105,261,058)                                    126,801,356
                                                                  -------------

  Shares      Description                                            Value (e)
--------------------------------------------------------------------------------
Preferred Stocks -- 0.5%
              Media -- 0.5%
     19,550   News Corp, Ltd., Sponsored ADR                            612,501
                                                                  -------------
              Total Preferred Stocks (Identified
              Cost $632,981)                                            612,501
                                                                  -------------

 Principal
   Amount     Description                                            Value (e)
--------------------------------------------------------------------------------
Short Term Investments -- 13.4%
$ 4,079,908
              Repurchase Agreement with Investors Bank
              & Trust Co. dated 9/30/2004 at 1.27% to
              be repurchased at $4,080,052 on
              10/01/2004, collateralized by $4,044,173
              Small Business Association Bond due
              11/25/2015 valued at $4,283,903                     $   4,079,908
  1,745,655   Bank of America, 1.875%, due 10/19/2004     (c)         1,745,655
    281,731   Bank of Montreal, 1.76%, due 10/25/2004     (c)           281,731
    418,957   Bank of Nova Scotia, 1.75%, due 10/21/2004  (c)           418,957
    872,827   Bank of Nova Scotia, 1.76%, due 11/12/2004  (c)           872,827
    995,024   BGI Institutional Money Market Fund         (c)           995,024
    872,827   BNP Paribas, 1.80%, due 11/23/2004          (c)           872,827
    523,696   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                              (c)           523,696
    174,568   Fortis Bank, 1.69%, due 10/14/2004          (c)           174,568
    521,293   Greyhawk Funding, 1.772%, due 10/19/2004    (c)           521,293
    566,213   Merrill Lynch Premier Institutional Fund    (c)           566,213
  1,396,525   Merrimac Cash Fund-Premium Class            (c)         1,396,525
  1,396,525   Royal Bank of Canada, 1.78%, due
              11/10/2004                                  (c)         1,396,525

    523,696   Royal Bank of Scotland, 1.60%, due
              10/15/2004                                  (c)           523,696
    523,696   Royal Bank of Scotland, 1.65%, due
              10/29/2004                                  (c)           523,696
     52,370   Royal Bank of Scotland, 1.67%,
              due 11/02/2004                              (c)            52,370
  1,169,588   Royal Bank of Scotland, 1.88%,
              due 12/23/2004                              (c)         1,169,588
    172,052   Sheffield Receivables Corp, 1.622%,
              due 10/04/2004                              (c)           172,052
    523,696   Sheffield Receivables Corp, 1.773%,
              due 10/20/2004                              (c)           523,696
    349,131   Toronto Dominion Bank, 1.70%, due
              11/08/2004                                  (c)           349,131
    523,696   Wells Fargo, 1.60%, due 10/04/2004          (c)           523,696
                                                                  -------------
              Total Short Term Investments (Identified
              Cost $17,683,674)                                      17,683,674
                                                                  -------------
              Total Investments -- 110.2%
              (Identified Cost $123,577,713) (d)                    145,097,531
              Other assets less liabilities                         (13,430,963)
                                                                  -------------
              Total Net Assets -- 100%                            $ 131,666,568
                                                                  =============

(a)           All or a portion of this security was on
              loan to brokers at September 30, 2004.
(b)           Non-income producing security.
(c)           Represents investments of securities
              lending collateral.
(d)           Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost
              of $123,997,089 for federal income tax
              purposes was as follows:
              Aggregate gross unrealized appreciation for
              all investments in which there is an excess
              of value over tax cost                              $  22,976,458
              Aggregate gross unrealized depreciation
              for all investments in which there is an
              excess of tax cost over value                          (1,876,016)
                                                                  -------------
              Net unrealized appreciation                         $  21,100,442
                                                                  =============
(e) Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.
              Securities traded on the NASDAQ National
              Market are valued at the NASDAQ Official
              Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the New York
              Stock Exchange.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S.

REITS         Real Estate Investment Trusts

--------------------------------------------------------------------------------
                   STAR GROWTH FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2004
(unaudited)

   Shares     Description                                            Value (e)
--------------------------------------------------------------------------------
Common Stocks -- 97.4% of Total Net Assets
              Advertising -- 1.1%
      2,550   Getty Images, Inc.                         (a) (b)  $     141,015
      8,950   Lamar Advertising Co.                      (a)            372,409
      2,000   RH Donnelley Corp.                         (a)             98,720
                                                                  -------------
                                                                        612,144
                                                                  -------------
              Aerospace & Defense -- 0.7%
      5,500   Boeing Co. (The)                                          283,910
      1,200   General Dynamics Corp.                                    122,520
                                                                  -------------
                                                                        406,430
                                                                  -------------
              Apparel -- 1.2%
      4,475   Coach, Inc.                                (a)            189,829
     14,700   Guess ?, Inc.                              (a)            261,807
      9,800   Quiksilver, Inc.                           (a)            249,116
                                                                  -------------
                                                                        700,752
                                                                  -------------
              Banks -- 2.3%
     10,575   UCBH Holdings, Inc.                                       413,165
      9,200   US Bancorp                                                265,880
     10,700   Wells Fargo & Co.                                         638,041
                                                                  -------------
                                                                      1,317,086
                                                                  -------------
              Beverages -- 1.6%
      8,600   Anheuser-Busch Cos., Inc.                                 429,570
      2,700   Coca-Cola Co. (The)                                       108,135
      5,300   Pepsi Bottling Group, Inc.                                143,895
      5,200   PepsiCo, Inc.                                             252,980
                                                                  -------------
                                                                        934,580
                                                                  -------------
              Biotechnology -- 2.7%
      8,375   Amgen, Inc.                                (a)            474,695
      2,100   Celgene Corp.                              (a)            122,283
      4,125   Charles River Laboratories
              International, Inc.                        (a)            188,925
      1,600   Genentech, Inc.                            (a)             83,872
      2,700   Genzyme Corp.                              (a) (b)        146,907
      5,700   Invitrogen Corp.                           (a) (b)        313,443
      2,600   Keryx Biopharmaceuticals, Inc.             (a)             29,094
      8,600   Protein Design Labs, Inc.                  (a) (b)        168,388
                                                                  -------------
                                                                      1,527,607
                                                                  -------------
              Building Materials -- 0.5%
      4,700   Rinker Group, Ltd., ADR                                   294,408
                                                                  -------------
              Chemicals -- 1.0%
      2,900   Ecolab, Inc.                               (b)             91,176
      8,600   Sherwin-Williams Co. (The)                                378,056
      1,500   Sigma-Aldrich Corp.                                        87,000
                                                                  -------------
                                                                        556,232
                                                                  -------------
              Commercial Services -- 3.1%
      1,350   Apollo Group, Inc.-Class A                 (a)             99,049
      4,333   ChoicePoint, Inc.                          (a)            184,802
      4,875   Corporate Executive Board Co.              (b)            298,545
      6,600   Equifax, Inc.                                             173,976
      6,037   Iron Mountain, Inc.                        (a)            204,352
      2,125   ITT Educational Services, Inc.             (a)             76,606

      3,875   Laureate Education, Inc.                   (a)            144,227
      2,775   Moody's Corp.                                             203,269
     11,900   Rent-A-Center, Inc.                        (a)            307,734
      5,300   ServiceMaster Co. (The)                                    68,158
                                                                  -------------
                                                                      1,760,718
                                                                  -------------
              Computers -- 4.8%
      2,600   Apple Computer, Inc.                       (a)            100,750
      3,375   Cognizant Technology Solutions Corp.       (a)            102,971
     12,400   Dell, Inc.                                 (a)            441,440
     13,300   International Business Machines Corp.                   1,140,342
      1,725   Lexmark International, Inc.                (a)            144,917
      9,175   Network Appliance, Inc.                    (a)            211,025
     12,100   Sungard Data Systems, Inc.                 (a)            287,617
     15,900   Synaptics, Inc.                            (a)            320,544
                                                                  -------------
                                                                      2,749,606
                                                                  -------------
              Cosmetics & Personal Care -- 2.0%
      5,400   Colgate-Palmolive Co.                                     243,972
      8,600   Gillette Co. (The)                                        358,964
      6,400   Kimberly-Clark Corp.                                      413,376
      2,600   Procter & Gamble Co.                                      140,712
                                                                  -------------
                                                                      1,157,024
                                                                  -------------
              Distribution & Wholesale -- 0.8%
     12,700   Brightpoint, Inc.                          (a)            218,440
      1,570   CDW Corp.                                                  91,107
      8,900   Ingram Micro, Inc.-Class A                 (a)            143,290
                                                                  -------------
                                                                        452,837
                                                                  -------------
              Diversified Financial Services -- 4.7%
      9,600   American Express Co.                       (b)            494,016
     15,575   Ameritrade Holding Corp.                   (a)            187,056
     10,000   Charles Schwab Corp. (The)                                 91,900
      1,150   Chicago Mercantile Exchange                (b)            185,495
      7,400   CompuCredit Corp.                          (a)            137,788
      2,412   Doral Financial Corp.                      (b)            100,026
      3,200   Fannie Mae                                                202,880
      4,700   Federated Investors, Inc.-Class B          (b)            133,668
      2,800   Freddie Mac                                               182,672
      4,900   Goldman Sachs Group, Inc.                  (b)            456,876
      3,413   Legg Mason, Inc.                                          181,784
      8,300   MBNA Corp.                                                209,160
      2,900   WFS Financial, Inc.                        (a)            134,995
                                                                  -------------
                                                                      2,698,316
                                                                  -------------
              Electric -- 0.2%
      9,600   AES Corp. (The)                            (a)             95,904
                                                                  -------------
              Electrical Components & Equipment --
              0.9%
      7,200   Encore Wire Corp.                          (a)             95,328
      9,100   Energizer Holdings, Inc.                   (a) (b)        419,510
                                                                  -------------
                                                                        514,838
                                                                  -------------
              Electronics -- 1.8%
      8,600   Applera Corp.-Applied Biosystems Group                    162,282
     14,200   AVX Corp.                                                 168,270
      2,900   Cyberoptics Corp.                          (a)             44,776
      6,436   Fisher Scientific International            (a) (b)        375,412
      1,600   Flir Systems, Inc.                         (a)             93,600
      2,800   Gentex Corp.                                               98,364
      2,100   Waters Corp.                               (a)             92,610
                                                                  -------------
                                                                      1,035,314
                                                                  -------------
              Engineering & Construction -- 0.1%
      3,100   Perini Corp.                               (a)             44,206
                                                                  -------------

              Entertainment -- 1.1%
     13,000   GTECH Holdings Corp.                                      329,160
      8,650   International Game Technology                             310,967
                                                                  -------------
                                                                        640,127
                                                                  -------------
              Environmental Control -- 0.5%
      5,825   Stericycle, Inc.                           (a)            267,367
                                                                  -------------
              Food -- 1.4%
      2,875   Hershey Foods Corp.                                       134,291
      1,900   HJ Heinz Co.                                               68,438
      2,875   McCormick & Co., Inc.                                      98,727
     12,900   Sysco Corp.                                               385,968
      1,150   Whole Foods Market, Inc.                   (b)             98,659
                                                                  -------------
                                                                        786,083
                                                                  -------------
              Forest Products & Paper -- 0.3%
      5,075   Plum Creek Timber Co., Inc. REIT           (b)            177,777
                                                                  -------------
              Health Care-Products -- 7.7%
     10,400   Aspect Medical Systems, Inc.               (a)            188,136
      8,200   Becton Dickinson & Co.                                    423,940
      4,300   Biomet, Inc.                                              201,584
      1,600   Boston Scientific Corp.                    (a)             63,568
      3,525   CR Bard, Inc.                                             199,621
     10,650   Dade Behring Holdings, Inc.                (a) (b)        593,397
      3,000   Gen-Probe, Inc.                            (a)            119,610
      2,175   Idexx Laboratories, Inc.                   (a)            110,360
      5,300   Inamed Corp.                               (a)            252,651
     16,400   Johnson & Johnson                                         923,812
      5,725   Kinetic Concepts, Inc.                     (a)            300,849
      8,450   Medtronic, Inc.                                           438,555
      2,550   Patterson Cos., Inc.                       (a)            195,228
      2,000   St. Jude Medical, Inc.                     (a)            150,540
      7,000   Varian Medical Systems, Inc.               (a)            241,990
                                                                  -------------
                                                                      4,403,841
                                                                  -------------
              Health Care-Services -- 0.9%
      5,600   HCA, Inc.                                                 213,640
      4,900   Laboratory Corp. of America Holdings       (a)            214,228
      1,500   UnitedHealth Group, Inc.                                  110,610
                                                                  -------------
                                                                        538,478
                                                                  -------------
              Holding Companies - Diversified -- 0.5%
      9,599   Brascan Corp.-Class A                      (b)            289,890
                                                                  -------------
              Home Builders -- 0.6%
        585   NVR, Inc.                                  (a)            322,335
      1,800   Orleans Homebuilders, Inc.                 (a)             40,536
                                                                  -------------
                                                                        362,871
                                                                  -------------
              Home Furnishings -- 0.3%
      1,400   Harman International Industries, Inc.                     150,850
                                                                  -------------
              Insurance -- 1.6%
      1,000   Aflac, Inc.                                                39,210
      7,100   American International Group, Inc.                        482,729
      2,075   Brown & Brown, Inc.                                        94,828
      3,000   Fidelity National Financial, Inc.                         114,300
        360   White Mountains Insurance Group, Ltd.                     189,360
                                                                  -------------
                                                                        920,427
                                                                  -------------
              Internet -- 2.5%
      4,750   Ask Jeeves                                 (a) (b)        155,373
      9,400   Infospace, Inc.                            (a) (b)        445,466
      3,000   Internet Security Systems                  (a) (b)         51,000

      9,100   Macromedia, Inc.                           (a)            182,728
     15,500   Niku Corp.                                 (a)            235,600
     11,200   VeriSign, Inc.                             (a) (b)        222,656
      4,300   Yahoo!, Inc.                               (a)            145,813
                                                                  -------------
                                                                      1,438,636
                                                                  -------------
              Leisure Time -- 1.0%
     13,175   Royal Caribbean Cruises, Ltd.              (b)            574,430
                                                                  -------------
              Lodging -- 2.0%
      2,300   Boyd Gaming Corp.                                          64,745
      2,700   Choice Hotels International, Inc.                         155,493
      1,650   Four Seasons Hotels, Inc.                  (b)            105,765
     11,700   Station Casinos, Inc.                                     573,768
      4,575   Wynn Resorts, Ltd.                         (a) (b)        236,482
                                                                  -------------
                                                                      1,136,253
                                                                  -------------
              Machinery - Construction & Mining -- 0.4%
      6,100   Joy Global, Inc.                                          209,718
                                                                  -------------
              Machinery - Diversified -- 0.4%
      6,037   Graco, Inc.                                               202,240
                                                                  -------------
              Media -- 2.7%
      9,800   Clear Channel Communications, Inc.                        305,466
      7,000   COX Communications, Inc.-Class A           (a)            231,910
      3,200   Dex Media, Inc.                            (a) (b)         67,744
      3,700   McGraw-Hill Cos. (The), Inc.                              294,853
      1,775   Radio One, Inc.-Class D                    (a)             25,258
     11,850   Univision Communications, Inc.-Class A     (a)            374,579
        105   Washington Post-Class B                                    96,600
      5,350   XM Satellite Radio Holdings,
              Inc.-Class A                               (a)            165,957
                                                                  -------------
                                                                      1,562,367
                                                                  -------------
              Metal Fabricate & Hardware -- 0.1%
      1,100   Precision Castparts Corp.                                  66,055
                                                                  -------------
              Mining -- 1.1%
      6,700   Freeport-McMoRan Copper & Gold,
              Inc.-Class B                               (b)            271,350
      1,100   Newmont Mining Corp.                       (b)             50,083
      1,025   Phelps Dodge Corp.                         (b)             94,331
      9,575   Placer Dome, Inc.                                         190,351
                                                                  -------------
                                                                        606,115
                                                                  -------------
              Miscellaneous - Manufacturing -- 1.7%
      1,700   Danaher Corp.                                              87,176
      6,900   Dover Corp.                                               268,203
     11,200   General Electric Co.                                      376,096
      2,400   Illinois Tool Works, Inc.                  (b)            223,608
                                                                  -------------
                                                                        955,083
                                                                  -------------
              Office & Business Equipment -- 0.2%
      2,100   Pitney Bowes, Inc.                                         92,610
                                                                  -------------
              Oil & Gas -- 2.6%
      6,800   Diamond Offshore Drilling, Inc.            (b)            224,332
      3,500   Patina Oil & Gas Corp.                                    103,495
      3,300   St. Mary Land & Exploration Co.                           131,373
      5,100   Suncor Energy, Inc.                                       163,251
     14,760   Ultra Petroleum Corp.                      (a)            723,978
      4,800   XTO Energy, Inc.                                          155,904
                                                                  -------------
                                                                      1,502,333
                                                                  -------------
              Oil & Gas Services -- 1.9%
      6,900   Baker Hughes, Inc.                                        301,668
     11,025   BJ Services Co.                            (b)            577,820

      3,175   Smith International, Inc.                  (a)            192,818
                                                                  -------------
                                                                      1,072,306
                                                                  -------------
              Packaging & Containers -- 0.4%
      3,500   Pactiv Corp.                               (a)             81,375
      3,200   Sealed Air Corp.                           (a)            148,320
                                                                  -------------
                                                                        229,695
                                                                  -------------
              Pharmaceuticals -- 6.8%
        975   Allergan, Inc.                                             70,736
      3,275   Amylin Pharmaceuticals, Inc.               (a)             67,203
      4,300   Elan Corp. PLC, Sponsored ADR              (a) (b)        100,620
      3,500   Eli Lilly & Co.                                           210,175
     10,850   Gilead Sciences, Inc.                      (a)            405,573
      2,325   ImClone Systems, Inc.                      (a) (b)        122,876
     19,625   IVAX Corp.                                 (a)            375,819
     10,075   Merck & Co., Inc.                                         332,475
     62,775   Pfizer, Inc.                                            1,920,915
     14,275   VCA Antech, Inc.                           (a) (b)        294,493
                                                                  -------------
                                                                      3,900,885
                                                                  -------------
              Pipelines -- 0.8%
      1,575   Kinder Morgan, Inc.                                        98,942
      4,500   Questar Corp.                                             206,190
      5,050   Western Gas Resources, Inc.                               144,380
                                                                  -------------
                                                                        449,512
                                                                  -------------
              REITS -- 0.1%
      1,900   General Growth Properties, Inc. REIT                       58,900
                                                                  -------------
              Retail -- 7.4%
     11,900   7-Eleven, Inc.                             (a)            237,762
      5,700   American Eagle Outfitters                  (b)            210,045
      1,500   Barnes & Noble, Inc.                       (a)             55,500
      5,200   Chico's FAS, Inc.                          (a) (b)        177,840
      3,100   Claire's Stores, Inc.                                      77,624
     10,475   Dollar Tree Stores, Inc.                   (a)            282,301
     14,200   Gap (The), Inc.                            (b)            265,540
     10,700   Home Depot, Inc.                                          419,440
        800   Kmart Holding Corp.                        (a) (b)         69,976
      4,200   Kohl's Corp.                               (a)            202,398
      4,200   Lowe's Cos., Inc.                          (b)            228,270
      4,300   Ltd. Brands                                                95,847
      4,325   Outback Steakhouse, Inc.                                  179,617
      6,100   Petco Animal Supplies, Inc.                (a)            199,226
      8,310   Petsmart, Inc.                             (b)            235,921
      4,310   PF Chang's China Bistro, Inc.              (a) (b)        208,992
      3,100   RadioShack Corp.                                           88,784
      4,485   Sonic Corp.                                (a)            114,951
      1,500   Staples, Inc.                                              44,730
      3,800   Toys R US, Inc.                            (a)             67,412
      2,875   Urban Outfitters, Inc.                     (a)             98,900
     10,300   Walgreen Co.                                              369,049
      5,000   Wal-Mart Stores, Inc.                                     266,000
                                                                  -------------
                                                                      4,196,125
                                                                  -------------
              Semiconductors -- 7.1%
      5,300   Altera Corp.                               (a)            103,721
     12,400   Analog Devices, Inc.                       (b)            480,872
     21,000   Applied Materials, Inc.                    (a)            346,290
     19,900   ATI Technologies, Inc.                     (a) (b)        305,067
      6,300   Diodes, Inc.                               (a)            162,288
     66,350   Intel Corp.                                (b)          1,330,981
      1,775   Kla-Tencor Corp.                           (a) (b)         73,627
      5,500   Linear Technology Corp.                                   199,320

      8,300   Marvell Technology Group, Ltd.             (a) (b)        216,879
     10,500   Microchip Technology, Inc.                                281,820
     29,400   MIPS Technologies, Inc.-Class A            (a)            167,580
      4,700   National Semiconductor Corp.               (a)             72,803
      6,300   Silicon Image, Inc.                        (a)             79,632
        800   Siliconix, Inc.                            (a)             28,664
      6,900   Xilinx, Inc.                                              186,300
                                                                  -------------
                                                                      4,035,844
                                                                  -------------
              Software -- 7.0%
      5,925   Adobe Systems, Inc.                                       293,110
      3,200   Autodesk, Inc.                                            155,616
     10,900   Automatic Data Processing, Inc.                           450,388
      4,800   Electronic Arts, Inc.                      (a)            220,752
      3,950   Global Payments, Inc.                      (b)            211,523
      4,100   IMS Health, Inc.                                           98,072
      2,500   Intuit, Inc.                               (a)            113,500
      5,040   Mercury Interactive Corp.                  (a) (b)        175,795
     72,450   Microsoft Corp.                                         2,003,243
     22,600   Oracle Corp.                               (a)            254,928
                                                                  -------------
                                                                      3,976,927
                                                                  -------------
              Telecommunications -- 5.2%
      9,200   Avaya, Inc.                                (a)            128,248
     64,800   Cisco Systems, Inc.                        (a)          1,172,880
     28,300   Corning, Inc.                              (a)            313,564
     26,350   Crown Castle International Corp.           (a)            392,088
      8,000   Juniper Networks, Inc.                     (a) (b)        188,800
      2,600   Nextel Communications, Inc.-Class A        (a)             61,984
      5,245   NII Holdings, Inc.-Class B                 (a) (b)        216,146
      5,021   NTL, Inc.                                  (a)            311,653
      7,000   Western Wireless Corp.-Class A             (a) (b)        179,970
                                                                  -------------
                                                                      2,965,333
                                                                  -------------
              Transportation -- 1.6%
      4,300   CH Robinson Worldwide, Inc.                               199,477
      1,300   FedEx Corp.                                (b)            111,397
      7,500   Swift Transportation Co., Inc.             (a)            126,150
      6,100   United Parcel Service, Inc.-Class B                       463,112
                                                                  -------------
                                                                        900,136
                                                                  -------------
              Total Common Stocks (Identified Cost
              $53,919,245)                                           55,527,216
                                                                  -------------

 Principal
   Amount     Description                                            Value (e)
--------------------------------------------------------------------------------
Short Term Investments -- 19.0%
$ 1,413,781   Repurchase Agreement with Investors Bank &
              Trust Co. dated 9/30/2004 at 1.27% to be
              repurchased at $1,413,831 on 10/01/2004,
              collateralized by $1,444,560 Federal Home
              Loan Mortgage Bond, 3.78%, due 8/01/2031
              valued at $1,484,613                                $   1,413,781
  1,204,054   Bank of America, 1.875%, due 10/19/2004        (c)      1,204,054
    194,322   Bank of Montreal, 1.76%, due 10/25/2004        (c)        194,322
    288,973   Bank of Nova Scotia, 1.75%, due 10/21/2004     (c)        288,973
    602,027   Bank of Nova Scotia, 1.76%, due 11/12/2004     (c)        602,027
    686,311   BGI Institutional Money Market Fund            (c)        686,311
    602,027   BNP Paribas, 1.80%, due 11/23/2004             (c)        602,027
    361,216   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004                                 (c)        361,216
    120,405   Fortis Bank, 1.69%, due 10/14/2004             (c)        120,405
    359,559   Greyhawk Funding, 1.772%, due 10/19/2004       (c)        359,559
    390,541   Merrill Lynch Premier Institutional Fund       (c)        390,541
    963,243   Merrimac Cash Fund-Premium Class               (c)        963,243
    963,243   Royal Bank of Canada, 1.78%, due 11/10/2004    (c)        963,243
    361,216   Royal Bank of Scotland, 1.60%, due
              10/15/2004                                     (c)        361,216
    361,216   Royal Bank of Scotland, 1.65%, due
              10/29/2004                                     (c)        361,216

     36,123   Royal Bank of Scotland, 1.67%, due
              11/02/2004                                     (c)         36,123
    806,716   Royal Bank of Scotland, 1.88%, due
              12/23/2004                                     (c)        806,716
    118,672   Sheffield Receivables Corp, 1.622%, due
              10/04/2004                                     (c)        118,672
    361,216   Sheffield Receivables Corp, 1.773%, due
              10/20/2004                                     (c)        361,216
    240,811   Toronto Dominion Bank, 1.70%, due 11/08/2004   (c)        240,811
    361,216   Wells Fargo, 1.60%, due 10/04/2004             (c)        361,216
                                                                  -------------
              Total Short Term Investments (Identified
              Cost $10,796,888)                                      10,796,888
                                                                  -------------
              Total Investments -- 116.4%
              (Identified Cost $64,716,133) (d)                      66,324,104
              Other assets less liabilities                          (9,326,122)
                                                                  -------------
              Total Net Assets -- 100%                            $  56,997,982
                                                                  =============
(a)           Non-income producing security.
(b)           All or a portion of this security was on
              loan to brokers at September 30, 2004.
(c)           Represents investments of securities lending
              collateral.
(d)           Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost of
              $65,139,286 for federal income tax purposes
              was as follows:
              Aggregate gross unrealized appreciation for
              all investments in which there is an excess
              of value over tax cost                              $   3,715,366
              Aggregate gross unrealized depreciation for
              all investments in which there is an excess
              of tax cost over value                                 (2,530,548)
                                                                  -------------
              Net unrealized appreciation                         $   1,184,818
                                                                  =============
(e)           Security Valuation. Equity securities for
              which market quotations are readily
              available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ
              National Market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ
              National Market are valued at the NASDAQ
              Official Closing Price ("NOCP"), or if
              lacking an NOCP, at the most recent bid
              quotation on the NASDAQ National Market.
              Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the close of the New York Stock Exchange.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the U.S.

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Funds Trust I


                                    By: /s/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /S/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004


                                    By: /S/ MICHAEL KARDOK
                                        ----------------------------------------
                                    Name: Michael Kardok
                                    Title: Treasurer
                                    Date: November 19, 2004